UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity ® Cash Management Funds:
Prime Fund

January 31, 2008

1.813076.103

MM-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 29.7%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
London Branch, Eurodollar, Foreign Banks - 10.8%
Banco Santander SA
4/9/08 to 7/15/08	3.50 to 5.16%	$ 322,000	$ 322,090
Bank of Scotland PLC
3/27/08	5.00	100,000	100,000
Barclays Bank PLC
3/4/08	5.25 to 5.35	250,000	250,000
Calyon
6/10/08 to 6/16/08	4.90 to 5.42	150,000	150,000
Credit Agricole SA
3/25/08 to 4/4/08	4.75 to 5.00	300,000	300,000
Credit Industriel et Commercial
2/12/08 to 4/16/08	5.10 to 5.27	491,000	491,000
HBOS Treasury Services PLC
2/11/08	5.30	40,000	40,000
Intesa Sanpaolo SpA
7/9/08	3.50	9,000	9,038
Landesbank Hessen-Thuringen
2/4/08 to 2/5/08	4.88 to 5.25	250,000	250,000
Royal Bank of Scotland PLC
7/9/08	3.50	22,000	22,076
Societe Generale
2/4/08 to 7/7/08	3.95 to 5.40	400,000	400,000
UBS AG
7/9/08	3.50	2,000	2,007
Unicredit SpA
3/17/08	5.15	75,000	75,000
			2,411,211
New York Branch, Yankee Dollar, Foreign Banks - 18.9%
Banco Bilbao Vizcaya Argentaria SA
4/2/08	4.75	100,000	100,000
Bank of Scotland PLC
2/4/08 to 6/9/08	3.43 to 5.03 (c)	561,000	561,000
Barclays Bank PLC
2/19/08 to 4/25/08	4.78 to 5.12	350,000	350,000
BNP Paribas SA
3/12/08 to 6/13/08	4.86 to 5.13	812,000	812,001
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Calyon
4/14/08	4.19%	$ 45,000	$ 45,000
Canadian Imperial Bank of Commerce
2/15/08 to 2/25/08	3.90 to 4.33 (c)	185,000	185,000
Credit Suisse First Boston
3/17/08 to 5/21/08	3.33 to 5.30 (c)	344,000	344,000
Deutsche Bank AG
3/3/08 to 4/4/08	4.75 to 5.19 (c)	125,000	125,000
HBOS Treasury Services PLC
2/11/08	5.30	40,000	40,000
Landesbank Baden-Wuert
6/11/08	5.45	50,000	49,998
Natexis Banques Populaires NY
4/25/08	3.27	300,000	300,000
Norddeutsche Landesbank
2/5/08 to 3/4/08	4.88 to 5.34	41,000	41,000
Rabobank Nederland Coop. Central
2/27/08 to 3/3/08	3.18 to 5.00	136,000	136,000
Royal Bank of Scotland PLC
5/12/08	4.96	75,000	75,000
Societe Generale
4/24/08	3.30	220,000	220,000
Sumitomo Mitsui Banking Corp.
3/31/08	5.13	9,000	9,000
Toronto-Dominion Bank
5/30/08	4.88	200,000	200,000
UBS AG
2/19/08 to 4/2/08	5.11 to 5.46	394,000	394,000
Unicredit SpA
3/25/08 to 4/7/08	4.67 to 5.01	244,000	244,001
			4,231,000
TOTAL CERTIFICATES OF DEPOSIT			6,642,211
Commercial Paper - 17.9%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Amsterdam Funding Corp.
2/1/08 to 3/19/08	3.46 to 5.38%	$ 136,000	$ 135,593
Asscher Finance Corp.
4/15/08	5.19 (b)	34,000	33,644
Bank of America Corp.
2/13/08	5.37	215,000	214,625
Bavaria TRR Corp.
2/6/08 to 2/12/08	5.11 to 5.43	80,000	79,921
Bryant Park Funding LLC
2/28/08 to 3/18/08	5.08 to 5.53	36,000	35,808
Citigroup Funding, Inc.
2/11/08 to 4/24/08	4.46 to 5.36	150,000	149,345
DAKOTA CP Notes (Citibank Credit Card Issuance Trust)
2/14/08 to 5/8/08	3.27 to 5.25	272,200	270,284
DnB NOR Bank ASA
5/27/08	4.85	42,000	41,360
Emerald Notes (BA Credit Card Trust)
2/1/08 to 4/22/08	3.43 to 5.21	176,500	175,750
Falcon Asset Securitization Corp.
2/14/08 to 4/24/08	3.53 to 4.94	17,000	16,945
General Electric Capital Corp.
8/22/08 to 9/2/08	4.54 to 4.55	150,000	146,147
Govco, Inc.
3/4/08 to 4/22/08	3.48 to 5.52	195,000	193,758
Intesa Funding LLC
4/22/08	3.42	25,000	24,809
Jupiter Securitization Corp.
2/8/08 to 2/13/08	3.51 to 5.46	30,238	30,205
Mont Blanc Capital Corp.
2/20/08 to 4/23/08	3.38 to 3.76	180,405	179,936
Monument Gardens Funding
2/19/08 to 2/25/08	5.11 to 5.25	34,000	33,899
Morgan Stanley
2/15/08 to 6/13/08	5.29 to 5.45	86,000	85,103
Nationwide Building Society
3/20/08	5.20	86,000	85,419
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Norddeutsche Landesbank Girozentrale
2/7/08 to 4/15/08	4.00 to 4.88% (b)	$ 26,000	$ 25,906
PALISADES CP Notes (Citibank Omni Master Trust)
2/11/08 to 2/14/08	5.90	264,000	263,507
Park Avenue Receivables Corp.
2/7/08	5.46 (b)	50,000	49,955
Santander Finance, Inc.
6/9/08 to 6/18/08	4.92	200,000	196,440
Sheffield Receivables Corp.
2/1/08 to 2/22/08	3.51 to 5.47	286,000	285,749
Societe Generale North America, Inc.
3/4/08 to 4/23/08	3.31 to 3.92	452,000	448,728
Thames Asset Global Securities No. 1, Inc.
2/7/08 to 4/17/08	3.94 to 5.89	376,662	374,693
UniCredito Italiano Bank (Ireland) PLC
2/11/08 to 4/18/08	4.63 to 5.35	175,000	174,370
Variable Funding Capital Co. LLC
2/5/08 to 3/14/08	4.04 to 5.21	192,000	191,723
Windmill Funding Corp.
2/8/08 to 3/20/08	4.03 to 5.48	67,000	66,753
TOTAL COMMERCIAL PAPER			4,010,375
Master Notes - 3.3%

Asset Funding Co. III LLC
2/7/08 to 4/14/08	4.58 to 4.61 (c)(d)	308,000	308,000
Bear Stearns International Ltd.
4/30/08	5.10 (c)	91,000	91,000
Goldman Sachs Group, Inc.
2/14/08	4.97 (c)(d)	222,000	222,000
Lehman Brothers Holdings, Inc.
2/11/08 to 5/30/08	3.28 to 4.48 (c)(d)	63,000	63,000
Lehman Commercial Paper, Inc.
2/1/08	3.58 (c)(d)	67,000	67,000
TOTAL MASTER NOTES			751,000
Medium-Term Notes - 33.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
AIG Matched Funding Corp.
2/1/08 to 4/1/08	4.68 to 5.25% (b)(c)	$ 245,000	$ 245,000
2/15/08	4.86 (c)	88,000	88,000
Allstate Life Global Funding II
2/8/08 to 2/27/08	3.32 to 4.59 (b)(c)	40,000	40,000
ASIF Global Financing XXX
2/25/08	3.93 (b)(c)	55,000	55,000
Asscher Finance Corp.
3/6/08	5.40 (b)	75,000	75,000
Australia & New Zealand Banking Group Ltd.
2/25/08 to 6/2/08	3.35 to 3.92 (b)(c)	140,000	140,000
Bancaja US Debt SAU
4/23/08	4.10 (b)(c)	57,000	57,000
Banesto SA
4/18/08	3.94 (b)(c)	90,000	90,000
Bank of America NA
2/11/08 to 4/25/08	3.33 to 4.89 (c)	209,000	208,994
Banque Federative du Credit Mutuel
2/13/08	4.33 (b)(c)	86,000	86,000
Bayerische Landesbank Girozentrale
2/19/08 to 4/15/08	4.30 to 4.95 (c)	190,000	190,000
Beta Finance, Inc./Beta Finance Corp.
4/9/08 to 4/15/08	4.20 to 4.48 (b)(c)	44,000	43,992
BNP Paribas SA
2/26/08	3.29 (b)(c)	75,000	75,000
2/4/08 to 5/13/08	4.08 to 4.85 (c)	155,000	154,978
BNP Paribas US Medium-Term Note Program LLC
3/17/08	4.96 (c)	35,000	34,980
BP Capital Markets plc
3/11/08	5.07 (c)	83,000	83,000
Caja de Ahorros Pens Barcelona
4/23/08	3.85 (b)(c)	90,000	90,000
Caja Madrid SA
4/21/08	4.04 (c)	46,000	46,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Calyon
2/29/08	3.23% (c)	$ 131,000	$ 130,954
CC USA, Inc.
4/9/08	4.48 (b)(c)	82,000	81,986
Citigroup Funding, Inc.
2/13/08 to 2/14/08	4.87 to 4.88 (c)	427,000	427,000
Commonwealth Bank of Australia
2/25/08 to 4/3/08	3.79 to 4.71 (b)(c)	211,000	211,000
Credit Agricole SA
3/25/08 to 4/23/08	3.84 to 4.85 (b)(c)	445,000	445,000
Cullinan Finance Corp.
4/15/08	5.36 (b)	85,000	85,000
Cullinan Finance Ltd./Corp.
4/25/08 to 5/20/08	5.31 to 5.35 (b)	144,000	144,000
Danske Bank A/S
2/20/08	3.90 (b)(c)	150,000	149,993
DnB NOR Bank ASA
2/25/08	3.38 (b)(c)	150,000	150,000
Dorada Finance, Inc.
4/9/08	4.48 (b)(c)	24,000	23,996
General Electric Capital Corp.
2/7/08 to 2/25/08	3.79 to 4.60 (c)	591,000	590,890
Genworth Life Insurance Co.
2/1/08	4.70 (c)(d)	45,000	45,000
Hartford Life Global Funding Trust
2/15/08	4.28 (c)	40,000	40,000
HBOS Treasury Services PLC
3/25/08	4.95 (b)(c)	85,000	85,000
HSBC Finance Corp.
2/25/08	3.82 (c)	45,000	45,000
HSH Nordbank AG
2/25/08	3.99 (b)(c)	47,000	47,000
ING USA Annuity & Life Insurance Co.
3/24/08	5.14 (c)(d)	25,000	25,000
Intesa Bank Ireland PLC
2/25/08	3.39 (b)(c)	150,000	150,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Links Finance LLC
4/14/08 to 4/21/08	3.86 to 4.35% (b)(c)	$ 70,000	$ 69,997
Merrill Lynch & Co., Inc.
2/4/08	4.65 (c)	27,000	27,007
MetLife Insurance Co. of Connecticut
2/18/08 to 3/31/08	4.81 to 4.99 (c)(d)	40,000	40,000
Metropolitan Life Global Funding I
2/6/08 to 2/28/08	3.40 to 4.57 (b)(c)	47,148	47,148
Metropolitan Life Insurance Co.
2/18/08	4.99 (c)(d)	5,000	5,000
Monumental Global Funding 2007
2/29/08	5.21 (b)(c)	44,000	44,000
Morgan Stanley
2/1/08 to 3/7/08	3.38 to 5.20 (c)	173,379	173,383
National Australia Bank Ltd.
3/6/08	4.22 (b)(c)	113,000	113,000
New York Life Insurance Co.
2/15/08	4.95 (c)(d)	60,000	60,000
Pacific Life Global Funding
2/4/08 to 2/13/08	4.39 to 4.64 (b)(c)	27,500	27,500
PNC Bank NA, Pittsburgh
5/6/08	3.35 (c)	44,000	44,000
RACERS
2/22/08	4.08 (b)(c)	95,000	95,000
Royal Bank of Canada
2/11/08 to 2/29/08	3.22 to 4.47 (c)	43,000	42,981
2/6/08	4.51 (b)(c)	100,000	100,000
Royal Bank of Scotland PLC
2/21/08 to 4/11/08	3.94 to 4.45 (b)(c)	111,000	110,997
Security Life of Denver Insurance Co.
2/28/08	5.31 (c)(d)	18,000	18,000
Sigma Finance, Inc.
3/28/08 to 8/1/08	4.81 to 5.40 (b)(c)	400,000	399,995
Skandinaviska Enskilda Banken AB
3/10/08 to 3/25/08	4.85 to 5.14 (b)(c)	189,000	188,988
Societe Generale
2/4/08	4.63 (b)(c)	44,000	44,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Svenska Handelsbanken AB
2/13/08 to 4/7/08	4.21 to 4.29% (b)(c)	$ 174,000	$ 174,000
U.S. Bank NA, Cincinnati
2/8/08	4.45 (c)	11,000	11,000
UniCredito Italiano Bank (Ireland) PLC
2/13/08 to 4/11/08	4.26 to 4.43 (b)(c)	216,500	216,436
Wachovia Bank NA
2/27/08 to 4/25/08	3.28 to 3.40 (c)	137,000	136,995
Wells Fargo & Co.
2/15/08	4.32 (b)(c)	100,000	100,000
WestLB AG
2/11/08 to 3/31/08	4.47 to 4.88 (b)(c)	102,000	102,000
Westpac Banking Corp.
2/14/08 to 5/6/08	4.69 to 5.23 (b)(c)	339,000	338,926
3/11/08	5.20 (c)	20,000	20,000
TOTAL MEDIUM-TERM NOTES			7,430,116
Short-Term Notes - 1.1%

Hartford Life Insurance Co.
3/3/08	5.27 (c)(d)	20,000	20,000
Jackson National Life Insurance Co.
4/2/08	4.78 (c)(d)	25,000	25,000
Metropolitan Life Insurance Co.
2/1/08 to 4/2/08	4.85 to 5.03 (c)(d)	45,000	45,000
Monumental Life Insurance Co.
2/1/08 to 2/28/08	4.77 to 4.80 (c)(d)	38,000	38,000
New York Life Insurance Co.
4/2/08	4.81 (c)(d)	75,000	75,000
Transamerica Occidental Life Insurance Co.
2/1/08	5.08 (c)(d)	40,000	40,000
TOTAL SHORT-TERM NOTES			243,000
Asset-Backed Securities - 0.4%

Master Funding Trust I
3/25/08 to 6/25/08	3.36 (b)(c)	89,442	89,442
Repurchase Agreements - 14.6%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
3.05% dated 1/31/08 due 2/1/08 (Collateralized by U.S. Government Obligations) #	$ 798	$ 798
3.22% dated 1/31/08 due 2/1/08 (Collateralized by U.S. Government Obligations) #	48,008	48,004
With:
Citigroup Global Markets, Inc. at 3.28%, dated 1/31/08 due 2/1/08 (Collateralized by Mortgage Loan Obligations valued at $297,177,033, 0.6% - 16.97%, 11/15/11 - 11/20/46)	283,026	283,000
Credit Suisse First Boston, Inc. at 3.35%, dated 1/31/08 due 2/1/08 (Collateralized by Mortgage Loan Obligations valued at $494,550,452, 0% - 10%, 5/15/09 - 10/25/46)	471,044	471,000
Deutsche Bank Securities, Inc. at:
3.33%, dated 1/31/08 due 2/1/08:
(Collateralized by Corporate Obligations valued at $863,179,717, 0% - 10%, 3/15/08 - 6/15/33)	822,076	822,000
(Collateralized by Mortgage Loan Obligations valued at $87,158,049, 3.79% - 6.07%, 7/15/36 - 10/17/48)	83,008	83,000
4.45%, dated 1/9/08 due 2/8/08 (Collateralized by Corporate Obligations valued at $93,413,937, 3.63% - 9.75%, 5/1/08 - 6/12/47)	91,337	91,000
Goldman Sachs & Co. at:
3.43%, dated 1/24/08 due 4/23/08 (Collateralized by Mortgage Loan Obligations valued at $88,807,640, 5%, 1/1/38)	87,746	87,000
4.17%, dated 1/15/08 due 4/15/08 (Collateralized by Commercial Paper Obligations valued at $90,958,761, 0%, 2/1/08)	89,938	89,000
4.88%, dated 1/3/08 due 4/2/08 (Collateralized by Corporate Obligations valued at $176,039,321, 5.5% - 11.25%, 6/15/10 - 3/1/33)	169,037	167,000
4.9%, dated 11/1/07 due 2/4/08 (Collateralized by Mortgage Loan Obligations valued at $98,872,795, 0.73% - 7.27%, 5/18/09 - 8/15/48)	94,203	93,000
Lehman Brothers, Inc. at:
3.3%, dated 1/29/08 due 4/29/08 (Collateralized by Mortgage Loan Obligations valued at $89,779,292, 5.5%, 1/1/38)	88,734	88,000
4.6%, dated 1/7/08 due 4/8/08 (Collateralized by Mortgage Loan Obligations valued at $46,042,612, 5.5%, 1/1/38)	45,529	45,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at:
3.28%, dated 1/31/08 due 2/1/08 (Collateralized by Corporate Obligations valued at $669,125,832, 1.5% - 7.37%, 6/15/09 - 12/5/43)	$ 656,060	$ 656,000
3.33%, dated 1/31/08 due 2/1/08 (Collateralized by Corporate Obligations valued at $268,803,766, 0% - 6%, 4/15/08 - 12/15/37)	256,024	256,000
TOTAL REPURCHASE AGREEMENTS		3,279,802
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $22,445,946)		22,445,946
NET OTHER ASSETS - (0.2)%		(46,471)
NET ASSETS - 100%		$ 22,399,475
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,940,901,000 or 22.1% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,096,000,000 or 4.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 4.58%, 4/14/08	10/10/07	$ 130,000
4.6%, 2/7/08	11/7/06	$ 90,000
4.61%, 2/7/08	8/29/06	$ 88,000
Genworth Life Insurance Co.: 4.7%, 2/1/08	3/30/07	$ 20,000
4.7%, 2/1/08	7/31/07	$ 25,000
Goldman Sachs Group, Inc. 4.97%, 2/14/08	8/13/07	$ 222,000
Hartford Life Insurance Co. 5.27%, 3/3/08	12/16/03	$ 20,000
ING USA Annuity & Life Insurance Co. 5.14%, 3/24/08	6/23/05	$ 25,000
Jackson National Life Insurance Co. 4.78%, 4/2/08	3/31/03	$ 25,000
Lehman Brothers Holdings, Inc.: 3.28%, 5/30/08	12/11/06	$ 18,000
4.48%, 2/11/08	1/10/07	$ 45,000
Lehman Commercial Paper, Inc. 3.58%, 2/1/08	9/28/07	$ 67,000
MetLife Insurance Co. of Ct: 4.81%, 3/31/08	3/28/07	$ 25,000
4.99%, 2/18/08	5/17/07	$ 15,000
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co.: 4.85%, 4/2/08	3/26/02	$ 35,000
4.99%, 2/18/08	8/17/07	$ 5,000
5.03%, 2/1/08	2/24/03	$ 10,000
Monumental Life Insurance Co.: 4.77%, 2/1/08	7/31/98 - 9/17/98	$ 18,000
4.8%, 2/28/08	3/12/99	$ 20,000
New York Life Insurance Co.: 4.81%, 4/2/08	2/28/02	$ 75,000
4.95%, 2/15/08	11/9/07	$ 60,000
Security Life of Denver Insurance Co. 5.31%, 2/28/08	8/26/05	$ 18,000
Transamerica Occidental Life Insurance Co. 5.08%, 2/1/08	4/28/00	$ 40,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$798,000 due 2/01/08 at 3.05%
Bank of America, NA	$ 276
Bear Stearns & Co., Inc.	277
Credit Suisse Securities (USA) LLC	90
ING Financial Markets LLC	155
$ 798
$48,004,000 due 2/01/08 at 3.22%
Banc of America Securities LLC	$ 30,002
Barclays Capital, Inc.	3,693
Credit Suisse Securities (USA) LLC	14,309
$ 48,004
Income Tax Information
At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $22,445,946,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Cash Management Funds: Tax-Exempt Fund

Daily Money Class
Capital Reserves Class

January 31, 2008

1.813077.103

DTE-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 88.9%
	Principal Amount (000s)	Value (000s)
Alabama - 2.0%
Alabama Pub. School & College Auth. Rev. Participating VRDN:
Series Putters 124, 2.9% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	$ 10,000	$ 10,000
Series Putters 2403, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,995	9,995
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN:
Series Putters 1738, 3.15% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,000	4,000
Series ROC II R 10105, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,100	4,100
Homewood Edl. Bldg. Auth. Rev. (Samford Univ. Proj.) 3.02% (AMBAC Insured), VRDN (c)	19,005	19,005
Huntsville Health Care Auth. Rev.:
Bonds 5%, tender 3/3/08, LOC Regions Bank of Alabama (c)	10,000	10,011
Participating VRDN Series LB 07 FC12, 2.2% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	28,500	28,500
Jefferson County Ltd. Oblig. School Warrants Series B, 7.75% (AMBAC Insured), VRDN (c)	16,400	16,400
Jefferson County Swr. Rev. Series 2002 C6, 7.75% (XL Cap. Assurance, Inc. Insured), VRDN (c)	300	300
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 2.13%, LOC Wachovia Bank NA, VRDN (c)	13,700	13,700
Mobile Wtr. & Swr. Commissioners Wtr. & Swr. Rev. Participating VRDN Series Solar 06 109, 4% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	10,365	10,365
Univ. of Alabama - Birmingham Participating VRDN Series BA 1001, 3.2% (Liquidity Facility Bank of America NA) (c)(f)	14,710	14,710
		141,086
Alaska - 1.0%
Anchorage Gen. Oblig.:
Participating VRDN Series PT 2655, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,755	5,755
TAN 2.5% 12/30/08 (b)	14,600	14,677
Anchorage Lease Rev. Participating VRDN Series PT 2657, 2.25% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,515	2,515
CIVICVentures Rev. Participating VRDN Series Solar 06 33, 4% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	12,330	12,330
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Alaska - continued
Valdez Marine Term. Rev.:
(BP Pipelines, Inc. Proj.) 1.8%, VRDN (c)	$ 4,870	$ 4,870
(ConocoPhillips Proj.):
Series 1994 A, 2.06%, VRDN (c)	19,000	19,000
Series 1994 B, 2.05%, VRDN (c)	11,300	11,300
		70,447
Arizona - 2.9%
Arizona Health Facilities Auth. Rev. Series 2005 A, 2.45% (MBIA Insured), VRDN (c)	16,500	16,500
Arizona State Univ. Revs. Participating VRDN Series PT 2264, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,975	2,975
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN:
Series MACN 05 L, 2.65% (Liquidity Facility Bank of America NA) (c)(f)	4,675	4,675
Series PA 1373, 2.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	17,950	17,950
Series Putters 1374, 2.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	18,045	18,045
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Participating VRDN:
Series ROC II R 6039, 2.53% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,120	5,120
Series SGC 22, 2.45% (Liquidity Facility Societe Generale) (c)(f)	6,500	6,500
Series 2007 A, 3.5% 3/7/08, LOC Dexia Cr. Local de France, CP	6,400	6,400
Phoenix Gen. Oblig. Participating VRDN Series EC 1118, 2.29% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,815	5,815
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 14 Class A, 2.29% (Liquidity Facility Citibank NA) (c)(f)	7,600	7,600
Series MS 04 1227, 2.25% (Liquidity Facility Morgan Stanley) (c)(f)	1,900	1,900
Series PT 1512, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,000	1,000
Series ROC II R 1002, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,480	4,480
Series ROC II R 1003, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,170	5,170
Series ROC II R 12039, 2.34% (Liquidity Facility Citigroup, Inc.) (c)(f)	12,070	12,070
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R 12097, 2.33% (Liquidity Facility Citigroup, Inc.) (c)(f)	$ 24,790	$ 24,790
Series ROC II R 9198, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,175	5,175
Series C, 3.38% 3/10/08, CP	6,500	6,500
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN:
Series GS 08 1, 2.31% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	6,000	6,000
Series ROC II R 11256, 2.3% (Liquidity Facility Citibank NA) (c)(f)	5,250	5,250
Series ROC II R 11258, 2.3% (Liquidity Facility Citibank NA) (c)(f)	2,300	2,300
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 D, 2.11% (FSA Insured), VRDN (c)	34,400	34,400
		200,615
Arkansas - 0.1%
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 2.44% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	4,950	4,950
California - 1.6%
Bay Area Toll Auth. California Toll Bridge Rev. Participating VRDN Series Putters 1982 F, 2.38% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,200	2,200
California Gen. Oblig. RAN 4% 6/30/08	107,400	107,672
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 2.02%, LOC Societe Generale, VRDN (c)	3,100	3,100
		112,972
Colorado - 2.3%
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 2.24% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	15,260	15,260
Colorado Adventist Health Participating VRDN Series ROC 679 CE, 2.28% (Liquidity Facility Citibank NA) (c)(f)	7,500	7,500
Colorado Dept. of Corrections Ctfs. of Prtn. Participating VRDN Series Putters 1252, 2.6% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,615	5,615
Colorado Dept. of Trans. Rev. Participating VRDN Series ROC II R 4046, 2.53% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,260	3,260
Colorado Ed. Ln. Prog. TRAN 3.5% 8/5/08	13,600	13,639
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Participating VRDN Series MS 7023, 2.25% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	$ 7,500	$ 7,500
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series MT 23, 3.5% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	18,360	18,360
(Boulder Cmnty. Hosp. Proj.) Series 2000, 2.35%, LOC JPMorgan Chase Bank, VRDN (c)	23,415	23,415
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 2.27% (Liquidity Facility Morgan Stanley) (c)(f)	6,700	6,700
Douglas and Elbert Counties School District #RE1 Participating VRDN Series ROC II R 11155, 2.28% (Liquidity Facility Citibank NA) (c)(f)	9,840	9,840
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series 04 BS 219 Class A, 4% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	4,895	4,895
Larimer County School District #R1, Poudre Participating VRDN Series ROC II R4535, 2.53% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,745	2,745
Larimer, Weld & Boulder Counties School District R2J Thompson Participating VRDN Series PT 3317, 2.75% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,193	4,193
Mesa County Valley School District #051, Grand Junction Participating VRDN Series Putters 684, 2.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	1,980	1,980
Platte County River Pwr. Auth. (Adjustable Elec. Rev. Proj.) Series S1, 2.12% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	17,600	17,600
Univ. of Colorado Hosp. Auth. Rev. Participating VRDN Series ROC II R 10243 CE, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	18,800	18,800
		161,302
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3%, VRDN (c)	3,500	3,500
Series 1999 A, 2.55%, VRDN (c)	3,800	3,800
Delaware Trans. Auth. Trans. Sys. Rev. Participating VRDN Series PZ 143, 2.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,600	9,600
		16,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 0.2%
District of Columbia Gen. Oblig. Participating VRDN:
Series PT 2440, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 3,725	$ 3,725
Series ROC II R 11300, 2.28% (Liquidity Facility Citibank NA) (c)(f)	5,540	5,540
District of Columbia Rev.:
(American Assoc. Med. Colleges Proj.) 4% (AMBAC Insured), VRDN (c)	3,575	3,575
(The AARP Foundation Proj.) Series 2004, 2.15%, LOC Bank of America NA, VRDN (c)	1,450	1,450
		14,290
Florida - 7.2%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series LB 07 FC9, 2.2% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	11,540	11,540
Brevard Participating VRDN Series ROC 655 CE, 2.28% (Liquidity Facility Citibank NA) (c)(f)	9,720	9,720
Broward County School District TAN 4% 9/30/08	9,600	9,638
Citizens Property Ins. Corp. Participating VRDN Series SGB 67, 3.77% (Liquidity Facility Societe Generale) (c)(f)	20,000	20,000
Florida Board of Ed. Participating VRDN Series ROC II R 12079, 2.33% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	11,215	11,215
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EC 1150, 2.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,900	2,900
Series EGL 01 905, 2.27% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(f)	10,200	10,200
Series EGL 7050054 Class A, 2.29% (Liquidity Facility Citibank NA) (c)(f)	18,840	18,840
Series ROC II R 482, 2.28% (Liquidity Facility Citibank NA) (c)(f)	9,675	9,675
Florida Dept. of Trans. Tpk. Rev.:
Bonds Series A, 4.5% 7/1/08 (FGIC Insured)	4,065	4,089
Participating VRDN:
Series Putters 218, 2.73% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,820	7,820
Series PZ 184, 2.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,140	6,140
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Gen. Oblig. Participating VRDN:
Series Clipper 07 27, 2.5% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	$ 17,110	$ 17,110
Series PZ 130, 2.25% (Liquidity Facility Wells Fargo & Co.) (c)(f)	2,860	2,860
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN Series EC 1081, 2.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,900	9,900
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2006, 2.14% (CIFG North America Insured), VRDN (c)	17,850	17,850
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 2.44% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	8,680	8,680
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 3.77% (Liquidity Facility Societe Generale) (c)(f)	2,910	2,910
Fort Myers Impt. Rev. Participating VRDN Series Putters 1709, 3.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,655	3,655
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 2.75% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	12,820	12,820
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series PT 1981, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,995	4,995
Highlands County Health Facilities Auth. Rev.:
Participating VRDN Series Putters 1405, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,620	8,620
(Adventist Health Sys. - Sunbelt Proj.) Series A-2, 2.12% (FSA Insured), VRDN (c)	6,900	6,900
Hillsborough Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series ROC II R 646 CE, 2.28% (Liquidity Facility Citibank NA) (c)(f)	3,900	3,900
Indian River County Hosp. District Hosp. Rev. Series 1985, 2.1%, LOC Wachovia Bank NA, VRDN (c)	2,700	2,700
Jacksonville Econ. Dev. Corp. Rev. (YMCA of Florida's First Coast Proj.) 2.15%, LOC Bank of America NA, VRDN (c)	1,500	1,500
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds Series 2001 C, 2.7% tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France), CP mode	11,000	11,002
Series Three 2007 B, 2.12% (CIFG North America Insured), VRDN (c)	12,200	12,200
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R 186, 2.28% (Liquidity Facility Citibank NA) (c)(f)	1,695	1,695
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 805, 2.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,470	5,470
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) Series 1992 B, 2.06%, VRDN (c)	$ 25,400	$ 25,400
Leesburg Hosp. Rev. (Leesburg Reg'l. Med. Ctr. Proj.) 2.23%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	10,000	10,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 2.08%, VRDN (c)	3,000	3,000
Miami-Dade County Edl. Facilities Rev. Participating VRDN:
Series MS 06 2055, 2.3% (Liquidity Facility Wells Fargo & Co.) (c)(f)	2,540	2,540
Series ROC II R 11263, 3.78% (Liquidity Facility Citibank NA) (c)(f)	23,245	23,245
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 208, 2.3% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,775	6,775
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series EGL 07 0051, 2.27% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	18,315	18,315
Miami-Dade County School District TAN 4% 10/3/08	15,800	15,863
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 919, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,485	5,485
Orange County School Board Ctfs. of Prtn. Participating VRDN Series Putters 560, 3.15% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,610	5,610
Orlando & Orange County Expressway Auth. Rev. Participating VRDN Series Putters 1345, 3.15% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,990	3,990
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) 2.21%, LOC Northern Trust Co., Chicago, VRDN (c)	6,500	6,500
(Planned Parenthood Proj.) 2.21%, LOC Northern Trust Co., Chicago, VRDN (c)	2,700	2,700
Palm Beach County Wtr. & Swr. Rev. 4% (AMBAC Insured), VRDN (c)	6,105	6,105
Panama City Beach Participating VRDN Series Solar 2006 129, 2.99% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	9,060	9,060
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Participating VRDN Series ROC II R 607PB, 2.28% (Liquidity Facility Deutsche Postbank AG) (c)(f)	11,780	11,780
Pinellas County Health Facilities Auth. Rev.:
(Baycare Health Sys. Proj.) Series B2, 2.2% (FSA Insured), VRDN (c)	30,500	30,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County Health Facilities Auth. Rev.: - continued
(Bayfront Med. Ctr., Inc. Projs.) 1.8%, LOC SunTrust Banks, Inc., VRDN (c)	$ 7,775	$ 7,775
Polk County Util. Sys. Rev. Participating VRDN Series ROC II R 12143, 2.34% (Liquidity Facility Bank of New York, New York) (c)(f)	9,600	9,600
Port of Saint Lucie Util. Rev. Participating VRDN Series PZ 91, 2.3% (Liquidity Facility BNP Paribas SA) (c)(f)	3,065	3,065
Saint Johns County Sales Tax Rev. Participating VRDN Series ROC II R 755 PB, 3.78% (Liquidity Facility Deutsche Postbank AG) (c)(f)	6,075	6,075
South Broward Hosp. District Rev. Participating VRDN Series UBS 07 1003, 2.26% (Liquidity Facility Bank of New York, New York) (c)(f)	7,000	7,000
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Participating VRDN Series BA 07 1036, 2.55% (Liquidity Facility Bank of America NA) (c)(f)	11,250	11,250
USF Fing. Corp. Ctfs. of Prtn. (College of Medicine Health Facilities Lease Prog.) Series 2006 A2, 2.15%, LOC SunTrust Banks, Inc., VRDN (c)	17,000	17,000
Volusia County Edl. Facilities Auth. Rev. Participating VRDN Series Putters 886, 3.05% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	2,995	2,995
		508,172
Georgia - 0.8%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN Series EGL 7053030 Class A, 2.28% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	5,200	5,200
Atlanta Arpt. Rev.:
Series 2003 RFB2, 4% (MBIA Insured), VRDN (c)	4,925	4,925
Series 2005 A-2, 2.83% 6/25/08, LOC Bayerische Landesbank (UNGTD), LOC Calyon, CP	9,485	9,485
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 2.35%, LOC Fannie Mae, VRDN (c)	1,000	1,000
DeKalb Private Hosp. Auth. Rev. (Egleston Children's Hosp. Proj.) Series 1994 B, 2.11%, LOC SunTrust Banks, Inc., VRDN (c)	2,300	2,300
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) 2.28%, LOC Branch Banking & Trust Co., VRDN (c)	5,000	5,000
Fulton County Wtr. & Swr. Rev. Participating VRDN Series ROC II R 12142, 2.34% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,295	4,295
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Participating VRDN Series ROC II R 8071, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	$ 8,190	$ 8,190
Series B, 2.1%, LOC Bayerische Landesbank (UNGTD), LOC WestLB Ag, VRDN (c)	15,000	15,000
		55,395
Hawaii - 0.0%
Hawaii Gen. Oblig. Participating VRDN Series PT 2301, 2.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,260	3,260
Idaho - 0.4%
Idaho Gen. Oblig. TAN 4.5% 6/30/08	24,700	24,775
Illinois - 9.8%
Bolingbrook Gen. Oblig. Participating VRDN Series Floaters 2292, 2.2% (Liquidity Facility Morgan Stanley) (c)(f)	4,500	4,500
Chicago Board of Ed.:
Participating VRDN Series PT 3569, 3.5% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	3,640	3,640
Series 2000 B, 2.15% (FSA Insured), VRDN (c)	1,205	1,205
Series 2000 C, 2.15% (FSA Insured), VRDN (c)	13,200	13,200
Series 2000 D, 2.17% (FSA Insured), VRDN (c)	7,700	7,700
Series 2005 E2, 2.2% (CIFG North America Insured), VRDN (c)	11,300	11,300
Series C1, 1.8% (FSA Insured), VRDN (c)	5,000	5,000
Chicago Gen. Oblig.:
Participating VRDN:
Series Austin 07 171, 2.55% (Liquidity Facility Bank of America NA) (c)(f)	7,950	7,950
Series PT 2357, 2.3% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	1,680	1,680
Series PT 2360, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,450	5,450
Series PT 2361, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,200	8,200
Series Putters 1277, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,935	9,935
Series ROC R II 10260, 3.27% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	11,055	11,055
Series ROC R II 10275, 3.27% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	8,845	8,845
Series Solar 06 38, 2.19% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	2,500	2,500
(Neighborhoods Alive 21 Prog.) Series B, 2.95% (MBIA Insured), VRDN (c)	37,400	37,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series MSTC 7017 Class A, 2.25% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	$ 6,000	$ 6,000
Series ROC II R 11283, 2.28% (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Chicago O'Hare Int'l. Arpt. Rev.:
Participating VRDN Series ROCS RR II R 605 PB, 2.28% (Liquidity Facility Deutsche Postbank AG) (c)(f)	5,100	5,100
Series 2005 C, 2.3% (CIFG North America Insured), VRDN (c)	10,500	10,500
Series 2005 D, 2.3% (CIFG North America Insured), VRDN (c)	19,200	19,200
Chicago Skyway Toll Bridge Rev. Participating VRDN Series ROC II R 12156, 2.94% (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Chicago Wastewtr. Transmission Rev. Participating VRDN Series ROC II R 720 PB, 2.28% (Liquidity Facility Deutsche Postbank AG) (c)(f)	10,150	10,150
Chicago Wtr. Rev.:
Participating VRDN:
Series Merlots 00 TT, 2.22% (Liquidity Facility Wachovia Bank NA) (c)(f)	18,785	18,785
Series Merlots 07 C114, 2.61% (Liquidity Facility Wachovia Bank NA) (c)(f)	6,910	6,910
Series A, 3.5% (MBIA Insured), VRDN (c)	26,600	26,600
Cook County Gen. Oblig. Participating VRDN:
Series PA 591, 2.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,305	5,305
Series ROC II RR 2063, 2.53% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,770	2,770
DuPage County Gen. Oblig. Participating VRDN Series Merlots 00 A9, 2.24% (Liquidity Facility Wachovia Bank NA) (c)(f)	9,735	9,735
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN Series MS 1088, 3% (Liquidity Facility Morgan Stanley) (c)(f)	6,390	6,390
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Uno-Ven Co. Proj.) Series 1994, 2.24%, LOC JPMorgan Chase Bank, VRDN (c)	6,900	6,900
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Participating VRDN Series PZ 181, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,625	8,625
Illinois Dev. Fin. Auth. Rev.:
(Aurora Central Catholic High School Proj.) Series 1994, 2.43%, LOC Allied Irish Banks PLC, VRDN (c)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Rev.: - continued
(Evanston Northwestern Health Care Corp. Proj.) 2.17%, VRDN (c)	$ 12,760	$ 12,760
(Glenwood School for Boys Proj.) Series 1998, 2.24%, LOC Harris NA, VRDN (c)	3,000	3,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN:
Series PA 896R, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,135	4,135
Series ROC II R 12043, 2.34% (Liquidity Facility Citigroup, Inc.) (c)(f)	10,395	10,395
(ACI Cultural Pooled Fing. Prog.) 2.24%, LOC JPMorgan Chase Bank, VRDN (c)	4,700	4,700
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series MS 06 1489, 2.2% (Liquidity Facility Morgan Stanley) (c)(f)	4,065	4,065
Series MS 06 2152, 2.2% (Liquidity Facility Morgan Stanley) (c)(f)	3,030	3,030
Series PT 3029, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,685	7,685
(Mercy Alliance, Inc. Proj.) 2.16%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	14,000	14,000
(Rush Univ. Med. Ctr. Proj.) Series A2, 3.5% (MBIA Insured), VRDN (c)	17,000	17,000
Illinois Fin. Auth. Student Hsg. Rev. Series A, 2.27%, LOC Banco Santander SA, VRDN (c)	5,325	5,325
Illinois Gen. Oblig. Participating VRDN:
Series MACN 06 L, 2.26% (Liquidity Facility Bank of America NA) (c)(f)	3,490	3,490
Series MS 98 143, 2.25% (Liquidity Facility Morgan Stanley) (c)(f)	1,500	1,500
Series PT 2131, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,640	7,640
Series PT 3517, 2.75% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	13,060	13,060
Series Putters 409, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,710	5,710
Series Putters 679, 2.6% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	2,905	2,905
Series ROC II R 4536, 2.53% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,355	5,355
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig. Participating VRDN: - continued
Series ROC II R 6065, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	$ 7,040	$ 7,040
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) 2.1%, LOC JPMorgan Chase Bank, VRDN (c)	9,800	9,800
Illinois Muni. Elec. Agcy. Pwr. Supply Participating VRDN Series Putters 1368, 3.45% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	45	45
Illinois Reg'l. Trans. Auth.:
Participating VRDN:
Series BA 03 C, 2.26% (Liquidity Facility Bank of America NA) (c)(f)	2,000	2,000
Series Merlots 01 A86, 2.51% (Liquidity Facility Wachovia Bank NA) (c)(f)	7,685	7,685
Series Merlots 02 A23, 2.51% (Liquidity Facility Wachovia Bank NA) (c)(f)	11,675	11,675
Series Merlots 02 A24, 2.51% (Liquidity Facility Bank of New York, New York) (c)(f)	4,915	4,915
Series Merlots 07 D62, 2.56% (Liquidity Facility Wachovia Bank NA) (c)(f)	7,795	7,795
Series PT 2398, 2.24% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	7,660	7,660
Series PT 2761, 2.75% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	19,015	19,015
Series SGB 19, 3.27% (Liquidity Facility Societe Generale) (c)(f)	1,000	1,000
Series B, 2.1% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	5,180	5,180
Illinois Sales Tax Rev. Participating VRDN Series PT 1929, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,940	3,940
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 2005 A, 2.24% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)	11,995	11,995
Series PT 3182, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,490	10,490
Series Putters 1354, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,665	6,665
Series ROC II R 606PB, 2.28% (Liquidity Facility Deutsche Postbank AG) (c)(f)	6,160	6,160
Kane, McHenry, Cook & DeKalb Counties United School District #300 Participating VRDN Series PT 3947, 3.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	23,965	23,965
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Participating VRDN Series PT 3919, 3.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 4,200	$ 4,200
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 2.6%, LOC LaSalle Bank NA, VRDN (c)	3,375	3,375
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series PA 1058, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,350	1,350
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Clipper 07 12, 2.3% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	10,350	10,350
Northern Illinois Muni. Pwr. Agcy. Rev. Participating VRDN:
Series DB 483, 4.27% (Liquidity Facility Deutsche Bank AG) (c)(f)	13,270	13,270
Series EC 1176, 4.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,400	8,400
Schaumburg Village Gen. Oblig. Participating VRDN Series ROC II R 12133, 2.34% (Liquidity Facility Bank of New York, New York) (c)(f)	3,000	3,000
Springfield Elec. Rev. Participating VRDN Series Putters 1314, 2.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,750	7,750
Univ. of Illinois Revs. Participating VRDN Series ROC II R 1076, 2.53% (Liquidity Facility Citigroup, Inc.) (c)(f)	7,035	7,035
Univ. of Illinois Univ. Revs. Participating VRDN:
Series EGL 06 124, 2.54% (Liquidity Facility Citibank NA) (c)(f)	18,600	18,600
Series Merlots 01 A105, 2.61% (Liquidity Facility Wachovia Bank NA) (c)(f)	6,180	6,180
Series PT 2620, 2.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,335	10,335
Will County Cmnty. Unit School District #365 Participating VRDN:
Series DB 365, 2.25% (Liquidity Facility Deutsche Bank AG) (c)(f)	12,220	12,220
Series PZ 47, 2.25% (Liquidity Facility BNP Paribas SA) (c)(f)	9,000	9,000
Series PZ 81, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,665	3,665
Will County School District #122 Participating VRDN Series PZ 48, 2.25% (Liquidity Facility BNP Paribas SA) (c)(f)	3,595	3,595
		690,635
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - 1.9%
Hanover Ind. Multi-School Bldg. Participating VRDN Series PT 2224, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 5,475	$ 5,475
Indiana Bond Bank Participating VRDN Series ROC II R2079, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,400	2,400
Indiana Fin. Auth. Rev. Participating VRDN Series ROC II R6072, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,270	5,270
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) 2%, LOC JPMorgan Chase Bank, VRDN (c)	7,000	7,000
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series ROC RR II R 529 PB, 3.78% (Liquidity Facility Deutsche Postbank AG) (c)(f)	8,485	8,485
Indiana State Univ. Revs. Series 2005, 2.9% 2/28/08, LOC JPMorgan Chase Bank, CP	9,500	9,500
Indianapolis Bond Bank Wtrwks. Rev. Participating VRDN Series PT 3961, 3.8% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(g)	7,060	7,060
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN Series MACN 06 S, 3.1% (Liquidity Facility Bank of America NA) (c)(f)	4,240	4,240
Indianapolis Thermal Energy Sys. Participating VRDN Series Putters 700, 3.05% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	9,840	9,840
IPS Multi-School Bldg. Corp. Participating VRDN Series Putters 1702, 2.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	6,535	6,535
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) 2.15%, LOC Bank of America NA, VRDN (c)	6,595	6,595
Mount Vernon of Hancock County Multi-School Corp. Participating VRDN Series DB 137, 3.5% (Liquidity Facility Deutsche Bank AG) (c)(f)	9,430	9,430
MSD of Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 2.36% (Liquidity Facility Bank of New York, New York) (c)(f)	13,180	13,180
North Daviess School Bldg. Corp. Participating VRDN Series ROC II R 2203, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,540	6,540
Northwest Allen School Bldg. Corp. Participating VRDN Series PT 2610, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,735	9,735
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 2.45%, LOC U.S. Bank NA, Minnesota, VRDN (c)	5,600	5,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Saint Joseph County Hosp. Auth. Health Sys. Rev. Participating VRDN Series ROC II R 11031, 2.28% (Liquidity Facility Citibank NA) (c)(f)	$ 10,400	$ 10,400
White County Hosp. Rent Rev. 2.24%, LOC Regions Bank of Alabama, VRDN (c)	7,900	7,900
		135,185
Iowa - 0.6%
Des Moines Gen. Oblig. Participating VRDN Series PT 2268, 2.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,570	9,570
Des Moines Metropolitan Wastewtr. Reclamation Auth. Swr. Rev. Participating VRDN Series Solar 06 84, 2.44% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	6,460	6,460
Iowa Fin. Auth. Rev. (Wheaton Franciscan Svcs. Proj.) Series 1998 B, 3.4% (MBIA Insured), VRDN (c)	5,500	5,500
Iowa Gen. Oblig. TRAN 4% 6/30/08	13,100	13,140
Iowa School Cash Anticipation Prog. TRAN Series A, 4.5% 6/27/08 (FSA Insured)	8,800	8,826
		43,496
Kansas - 0.8%
Kansas Dept. of Trans. Hwy. Rev.:
Series 2002 D, 2.08% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	3,685	3,685
Series C-1, 2.35% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (c)	1,900	1,900
Series C-2, 2.35% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (c)	8,025	8,025
Wichita Hosp. Rev. Participating VRDN:
Series MT 170, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	19,695	19,695
Series MT 64, 3.5% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	11,910	11,910
Wichita Wtr. & Swr. Util. Rev. Participating VRDN Series Putters 1136, 2.6% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,995	5,995
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series Putters 595, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	3,470	3,470
		54,680
Kentucky - 0.7%
Harlan County School District Fin. Corp. Participating VRDN Series Putters 2340, 2.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,175	4,175
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Asset Liability Commission Agcy. Fund Rev. Bonds (Fed. Hwy. Trust Proj.) First Series, 5% 9/1/08 (MBIA Insured)	$ 7,500	$ 7,557
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev.:
Series 2003 A, 2.11% (FSA Insured), VRDN (c)	12,835	12,835
Participating VRDN Series Solar 06 87, 2.99% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	9,500	9,500
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 2.1% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	14,850	14,850
		48,917
Louisiana - 1.8%
East Baton Rouge Parish Sales & Use Tax Participating VRDN Series PT 2037, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	11,925	11,925
Louisiana Citizens Property Ins. Corp. Assessment Rev. Participating VRDN:
Series Putters 1304 T, 3.3% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,985	8,985
Series Putters 1349, 3.3% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,485	9,485
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series ROC II R 3035, 3.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,735	5,735
Series ROC II R 9049, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	28,855	28,855
Series Stars 162, 2.75% (Liquidity Facility BNP Paribas SA) (c)(f)	7,855	7,855
Louisiana Gen. Oblig. Participating VRDN Series MT 190, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	6,275	6,275
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series SGC 08 24, 4.82% (Liquidity Facility Societe Generale) (c)(f)	15,000	15,000
New Orleans Aviation Board Rev. Series 1995 A, 3.25% (MBIA Insured), VRDN (c)	12,700	12,700
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 3.55% tender 2/12/08, CP mode	12,700	12,700
(Dow Chemical Co. Proj.) Series 1994 B, 1.91%, VRDN (c)	5,500	5,500
		125,015
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maine - 0.4%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 2.19% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	$ 8,030	$ 8,030
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series DB 107, 2.3% (Liquidity Facility Deutsche Bank AG) (c)(f)	5,150	5,150
Series Putters 546, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,190	5,190
Series ROC II R 608PB, 2.53% (Liquidity Facility Deutsche Postbank AG) (c)(f)	10,205	10,205
		28,575
Maryland - 1.4%
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 3% tender 3/5/08, LOC Wachovia Bank NA, CP mode	4,300	4,300
Howard County Gen. Oblig. 3.38% 2/6/08 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	19,000	19,000
Maryland Econ. Dev. Corp. Rev. (Constellation Energy Group, Inc. Proj.) Series 2006 B, 2.1%, LOC Wachovia Bank NA, VRDN (c)	24,450	24,450
Maryland Gen. Oblig.:
Bonds (State & Local Facilities Ln. Prog.) Second Series, 5.25% 7/15/12 (Pre-Refunded to 7/15/08 @ 101) (e)	2,000	2,032
Participating VRDN Series EC 1072, 2.29% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,600	2,600
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series MS 06 1310, 2.2% (Liquidity Facility Morgan Stanley) (c)(f)	7,600	7,600
(Mercy Med. Ctr. Proj.) Series C, 2.1%, LOC Bank of America NA, VRDN (c)	35,000	35,000
		94,982
Massachusetts - 1.3%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series LB 08 K15W, 2.13% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	3,700	3,700
Series PT 4318, 2.22% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	16,265	16,265
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig. RAN Series 2007 A, 3.08% 3/21/08 (g)	$ 62,300	$ 62,300
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B, 3.5% tender 3/10/08, CP mode	11,750	11,750
		94,015
Michigan - 3.5%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 2.25%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	9,000	9,000
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) 2.22%, LOC Comerica Bank, Detroit, VRDN (c)	6,600	6,600
Detroit City School District Participating VRDN Series PT 3559, 2.24% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	27,365	27,365
Detroit Swr. Disp. Rev.:
Participating VRDN:
Series EGL 72005001 Class A, 3.79% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(f)	4,000	4,000
Series PT 2595, 3.5% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	5,860	5,860
Series Putters 3756, 2.23% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	6,360	6,360
Series 2001 C1, 2.43% (FSA Insured), VRDN (c)	8,800	8,800
Series B, 2% (FSA Insured), VRDN (c)	6,470	6,470
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series ROC II R 9038, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	17,200	17,200
Series ROC II R 9131, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	20,890	20,890
Kent County Bldg. Auth. Participating VRDN:
Series PT 3242, 2.23% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	10,910	10,910
Series PT 3243, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,860	5,860
Michigan Bldg. Auth. Rev. Participating VRDN:
Series AAB 03 35, 3.1% (Liquidity Facility Bank of America NA) (c)(f)	21,495	21,495
Series MS 907, 2.25% (Liquidity Facility Morgan Stanley) (c)(f)	4,948	4,948
Michigan Gen. Oblig.:
Participating VRDN Series MT 494, 2.23% (Liquidity Facility KBC Bank NV) (c)(f)	3,620	3,620
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Gen. Oblig.: - continued
RAN Series A, 4% 9/30/08, LOC DEPFA BANK PLC	$ 42,500	$ 42,793
Michigan Hosp. Fin. Auth. Rev.:
Participating VRDN Series PT 732, 2.75% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	7,700	7,700
(Health Care Equip. Ln. Prog.) Series B, 2.33%, LOC LaSalle Bank Midwest NA, VRDN (c)	300	300
(Munising Memorial Hosp. Assoc. Proj.) 2.25%, LOC Banco Santander SA, VRDN (c)	6,400	6,400
Michigan Muni. Bond Auth. Rev.:
Participating VRDN Series MT 287, 2.23% (Liquidity Facility DEPFA BANK PLC) (c)(f)	8,990	8,990
RAN Series B-2, 4.5% 8/20/08, LOC Bank of Nova Scotia, New York Agcy.	12,200	12,253
Michigan Strategic Fund Ltd. Oblig. Rev. (Dow Chemical Co. Proj.) 2.8%, VRDN (c)	10,500	10,500
		248,314
Minnesota - 1.0%
Farmington Ind. School District #192 Participating VRDN Series ROC II R 12110, 2.33% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	23,380	23,380
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. Series B-1, 2% (MBIA Insured), VRDN (c)	10,000	10,000
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series DB 520, 2.26% (Liquidity Facility Deutsche Bank AG) (c)(f)	3,000	3,000
Minnesota Participating VRDN Series EC 1060, 2.29% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,645	1,645
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 2.2% (Liquidity Facility Morgan Stanley) (c)(f)	3,100	3,100
Series MS 1461, 2.2% (Liquidity Facility Morgan Stanley) (c)(f)	6,400	6,400
Minnesota Hsg. Fin. Agcy. Bonds (Residential Hsg. Fin. Proj.) Series N, 3.3% 12/18/08	7,200	7,200
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 2.83%, LOC Fannie Mae, VRDN (c)	2,350	2,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Rockford Independent School District #883 Participating VRDN Series ROC II R 30, 2.28% (Liquidity Facility Citibank NA) (c)(f)	$ 5,115	$ 5,115
South Washington County Independent School District #833 Participating VRDN Series ROC II R 34, 3.78% (Liquidity Facility Citibank NA) (c)(f)	7,080	7,080
		69,270
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Participating VRDN Series MS 06 2240, 2.24% (Liquidity Facility Wells Fargo & Co.) (c)(f)	26,680	26,680
Missouri - 0.8%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Participating VRDN Series MS 06 1936, 2.2% (Liquidity Facility Morgan Stanley) (c)(f)	7,985	7,985
Jackson County Spl. Oblig. Participating VRDN Series ROC II R 9013, 2.53% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,625	4,625
Missouri Board of Pub. Buildings Spl. Oblig. Participating VRDN Series Floaters 06 1433, 2.2% (Liquidity Facility Morgan Stanley) (c)(f)	5,292	5,292
Missouri Dev. Fin. Board Cultural Facilities Rev. (Nelson Atkins Museum Proj.) Series 2001 B, 2.05% (MBIA Insured), VRDN (c)	7,550	7,550
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series EGL 07 0001, 2.29% (Liquidity Facility Citibank NA) (c)(f)	6,000	6,000
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN Series MT 496, 2.25% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	11,000	11,000
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev. Participating VRDN Series ROC II R 11265, 3.78% (Liquidity Facility Citibank NA) (c)(f)	9,200	9,200
Saint Louis Arpt. Rev. Participating VRDN Series Floaters 07 004, 2.26% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	4,315	4,315
Springfield Pub. Util. Rev. Participating VRDN Series Putters 1559, 2.9% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5	5
		55,972
Nebraska - 1.4%
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series EGL 07 0009, 3.77% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Omaha Gen. Oblig. Participating VRDN:
Series ROC II R 10085, 2.28% (Liquidity Facility Citibank NA) (c)(f)	$ 9,975	$ 9,975
Series ROC II R 12170, 2.34% (Liquidity Facility Bank of New York, New York) (c)(f)	2,560	2,560
Omaha Pub. Pwr. District Participating VRDN:
Series EGL 06 14 Class A, 3.78% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	22,135	22,135
Series MS 06 1508, 3.92% (Liquidity Facility Morgan Stanley) (c)(f)	4,305	4,305
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series BBT 2060, 2.28% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	23,155	23,155
Series MS 1289, 2.42% (Liquidity Facility Morgan Stanley) (c)(f)	10,180	10,180
Series UBS 07 1019, 4% (Liquidity Facility Bank of New York, New York) (c)(f)	17,535	17,535
		99,845
Nevada - 1.2%
Clark County Fuel Tax Participating VRDN:
Series MS 1282, 2.42% (Liquidity Facility Morgan Stanley) (c)(f)	6,000	6,000
Series Putters 1309, 2.9% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,650	5,650
Series PZ 138, 2.75% (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,360	3,360
Nevada Gen. Oblig. Participating VRDN:
Series PT 3091, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,220	5,220
Series PT 3522, 2.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,885	8,885
Series PT 4221, 2.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,640	9,640
Series PZ 142, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	12,630	12,630
Nevada Sys. of Higher Ed. Univs. Rev. Participating VRDN Series Putters 1134, 2.6% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,240	5,240
Reno Sales Tax Rev. Participating VRDN:
Series GS 06 3G, 2.26% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	5,825	5,825
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Reno Sales Tax Rev. Participating VRDN: - continued
Series GS 06 5GZ, 2.29% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	$ 16,042	$ 16,042
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series Austin 07 120, 2.26% (Liquidity Facility Bank of America NA) (c)(f)	4,020	4,020
		82,512
New Jersey - 1.5%
New Jersey Gen. Oblig. TRAN 4.5% 6/24/08	61,700	61,913
New Jersey Trans. Trust Fund Auth. Participating VRDN Series PT 3495, 2.22% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	43,510	43,510
		105,423
New Mexico - 0.1%
Albuquerque Gen. Oblig. Bonds Series B, 4.5% 7/1/08	4,350	4,364
New Mexico Hosp. Equip. Ln. Council Rev. (Presbyterian Healthcare Proj.) Series B, 2% (FSA Insured), VRDN (c)	3,080	3,080
		7,444
New York - 0.8%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2003 G, 2.03% (FSA Insured), VRDN (c)	2,500	2,500
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 2.15%, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
New York City Gen. Oblig.:
Participating VRDN Series PT 2467, 2.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,275	5,275
Subseries C3, 2.12% (CIFG North America Insured), VRDN (c)	1,150	1,150
Subseries H1, 1.8%, LOC Dexia Cr. Local de France, VRDN (c)	1,500	1,500
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series ROC II R 12085, 2.32% (Liquidity Facility Citigroup, Inc.) (c)(f)	25,175	25,175
Series 2003-7, 3.38% 2/15/08, CP	8,800	8,800
New York Local Govt. Assistance Corp. Series 2003 A6V, 1.9% (FSA Insured), VRDN (c)	2,975	2,975
New York Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004A 3B, 2.25% (CIFG North America Insured), VRDN (c)	5,000	5,000
		53,375
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Non State Specific - 0.1%
Multi-state Participating VRDN Series Putters 1850 F, 2.38% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	$ 10,485	$ 10,485
North Carolina - 1.5%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Participating VRDN Series MS 1272, 2.25% (Liquidity Facility Morgan Stanley) (c)(f)	5,070	5,070
Forsyth County Ctfs. of Prtn. Participating VRDN Series ROC II R 7529, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	10,730	10,730
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 2.15% (Liquidity Facility Bank of America NA), VRDN (c)	3,175	3,175
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series A, 2.28%, LOC Branch Banking & Trust Co., VRDN (c)	7,475	7,475
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev.:
(Campbell Univ. Proj.) 2.28%, LOC Branch Banking & Trust Co., VRDN (c)	5,410	5,410
(High Point Univ. Rev.) 2.28%, LOC Branch Banking & Trust Co., VRDN (c)	9,900	9,900
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 07 0015, 2.27% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	10,890	10,890
Series ROC II R 9048, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,625	4,625
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series MS 955 D, 3.92% (Liquidity Facility Morgan Stanley) (c)(f)	7,015	7,015
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series ROC II R 10313, 2.33% (Liquidity Facility Citigroup, Inc.) (c)(f)	14,600	14,600
North Carolina State Univ. at Raleigh Rev. Series 2003 B, 2.27% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	14,620	14,620
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series ROC II R 645, 2.28% (Liquidity Facility Citibank NA) (c)(f)	6,400	6,400
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 2.29% (Liquidity Facility Citibank NA) (c)(f)	7,700	7,700
		107,610
North Dakota - 0.1%
Grand Forks Health Care Facilities (The United Hosp. Proj.) Series 1996 A, 2.01%, LOC LaSalle Bank NA, VRDN (c)	5,580	5,580
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - 1.6%
American Muni. Pwr. Series 2008 A, 2.15% 3/4/08, LOC JPMorgan Chase Bank, CP	$ 7,200	$ 7,200
Bellefontaine Healthcare Facilities Rev. (High Point Reg'l. Cancer Ctr. Proj.) 2.82%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	3,465	3,465
Columbus Reg'l. Arpt. Auth. Rev. Participating VRDN Series DB 488, 4.21% (Liquidity Facility Deutsche Bank AG) (c)(f)	5,010	5,010
Geauga County Rev. (South Franklin Circle Proj.) Series 2007 A, 2.04%, LOC KeyBank NA, VRDN (c)	11,000	11,000
Montgomery County Hosp. Rev. Bonds Series MT 236, 3.8%, tender 4/3/08 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(g)	51,900	51,900
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 2.4%, VRDN (c)	3,400	3,400
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	12,455	12,455
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series ROC II R 12113, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,000	3,000
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) 3.4% (CIFG North America Insured), VRDN (c)	14,180	14,180
St. Marys City School District BAN 3.625% 6/10/08	2,700	2,707
		114,317
Oklahoma - 0.2%
Oklahoma Capitol Impt. Auth. Facilities Rev. Participating VRDN Series Merlots 07 H4, 2.61% (Liquidity Facility Wachovia Bank NA) (c)(f)	5,060	5,060
Oklahoma Dev. Fin. Auth. Rev. Participating VRDN Series BA 07 1037, 2.26% (Liquidity Facility Bank of America NA) (c)(f)	6,870	6,870
		11,930
Oregon - 0.4%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series PT 1435, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,900	4,900
Oregon Gen. Oblig. TAN Series A, 4.5% 6/30/08	8,300	8,329
Oregon Homeowner Rev. Participating VRDN Series MT 472, 2.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,260	9,260
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 2.25% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	4,300	4,300
		26,789
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 4.3%
Adams County Indl. Dev. Auth. Rev. (Gettysburg Foundation Proj.) Series A, 2.83%, LOC Manufacturers & Traders Trust Co., VRDN (c)	$ 9,700	$ 9,700
Allegheny County Participating VRDN Series Putters 2348, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	12,110	12,110
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. Series 1998, 2.05% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	12,100	12,100
Allegheny County Hosp. Dev. Auth. Rev. Bonds (South Hills Health Sys. Proj.) Series 2000 A, 3.7%, tender 6/1/08, LOC PNC Bank NA, Pittsburgh (c)	2,600	2,600
Delaware County Indl. Dev. Auth. Rev. Participating VRDN Series Merlots 06 F2, 2.24% (Liquidity Facility Bank of New York, New York) (c)(f)	59,300	59,300
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 2.83%, LOC Manufacturers & Traders Trust Co., VRDN (c)	19,615	19,615
Luzerne County Series A, 2.17% (FSA Insured), VRDN (c)	23,200	23,200
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series ROC II R 393, 4.03% (Liquidity Facility Citibank NA) (c)(f)	3,875	3,875
Manheim Central School District 2.23% (FSA Insured), VRDN (c)	1,745	1,745
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 2436, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,000	10,000
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series A, 2.25%, LOC Unicredit SpA, VRDN (c)	4,500	4,500
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 2.5% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	7,000	7,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN Series Putters 1271, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,925	2,925
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN Series MS 06 1552, 2.27% (Liquidity Facility Morgan Stanley) (c)(f)	7,400	7,400
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series MS 06 1479, 2.27% (Liquidity Facility Morgan Stanley) (c)(f)	4,670	4,670
Series MS 958, 2.27% (Liquidity Facility Morgan Stanley) (c)(f)	1,600	1,600
Series Putters 371Z, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,595	6,595
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Tpk. Commission Registration Fee Rev. Series D, 2.2% (FSA Insured), VRDN (c)	$ 1,475	$ 1,475
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series AAB 04-9, 2.55%, tender 2/7/08 (Liquidity Facility Bank of America NA) (c)(f)	4,000	4,000
Series 2001 U, 2.1% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	24,000	24,000
Philadelphia Gas Works Rev. Participating VRDN Series DB 340, 2.24% (Liquidity Facility Deutsche Bank AG) (c)(f)	18,850	18,850
Philadelphia Gen. Oblig.:
Participating VRDN Series MS 01 751, 2.27% (Liquidity Facility Morgan Stanley) (c)(f)	5,330	5,330
Series 2007 B, 2.23% (FSA Insured), VRDN (c)	13,400	13,400
TRAN Series A, 4.5% 6/30/08	7,600	7,625
Philadelphia School District Participating VRDN Series PT 2793, 3% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	6,910	6,910
Sayre Health Care Facilities Auth. Rev. (VHA of Pennsylvania, Inc. Cap. Asset Fing. Prog.) Series 1985 A, 4.5% (AMBAC Insured), VRDN (c)	9,750	9,750
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (WPS Westwood Generation, LLC Proj.) 2.45%, VRDN (c)	18,100	18,100
		298,375
Rhode Island - 0.5%
Foster & Glocester Reg'l. School District BAN 4% 5/15/08	16,000	16,025
Narragansett Bay Cmnty. Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 2.44% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	12,480	12,480
Narragansett Bay Commission Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 780PB, 3.78% (Liquidity Facility Deutsche Postbank AG) (c)(f)	3,785	3,785
Rhode Island Clean Wtr. Protection Fin. Agcy. Wtr. Poll. Cont. Rev. Participating VRDN Series PT 1403, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,105	5,105
		37,395
South Carolina - 1.9%
Berkeley County School District Participating VRDN Series MSCO 01 656, 2.25% (Liquidity Facility Morgan Stanley) (c)(f)	5,500	5,500
Greenville County School District Installment Purp. Rev.:
Bonds Series PT 3393, 3.8%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France) (c)(f)(g)	15,800	15,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Greenville County School District Installment Purp. Rev.: - continued
Participating VRDN Series MS 06 2056, 2.25% (Liquidity Facility Wells Fargo & Co.) (c)(f)	$ 7,440	$ 7,440
Greer Combined Util. Sys. Rev. Participating VRDN Series Merlots 02 A30, 2.61% (Liquidity Facility Bank of New York, New York) (c)(f)	3,745	3,745
Horry County School District Participating VRDN Series PT 2033, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,655	3,655
Med. Univ. Hosp. Auth. Hosp. Facilities Rev. Participating VRDN Series Austin 05 A, 2.55% (Liquidity Facility Bank of America NA) (c)(f)	2,230	2,230
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 1.93%, VRDN (c)	18,700	18,700
Piedmont Muni. Pwr. Agcy. Elec. Rev. Participating VRDN Series MSTC 06 252, 4% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	7,370	7,370
South Carolina Assoc. of Governmental Organizations (SCAGO) TAN 4.25% 4/11/08	20,311	20,333
South Carolina Gen. Oblig. Participating VRDN:
Series ROC 692W, 2.27% (Liquidity Facility Wells Fargo & Co.) (c)(f)	4,090	4,090
Series ROC II R 10190, 2.28% (Liquidity Facility Citibank NA) (c)(f)	9,585	9,585
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 2.2%, LOC Bank of America NA, VRDN (c)	5,900	5,900
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series PT 1877, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,665	3,665
Series PT 3460, 2.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,945	9,945
Series Putters 1094, 2.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,825	2,825
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series MS 06 1460, 3.92% (Liquidity Facility Morgan Stanley) (c)(f)	6,355	6,355
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 3.43% tender 2/1/08, CP mode	7,200	7,200
		134,338
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 0.8%
Chattanooga Health Ed. & Hsg. (McCallie School Proj.) Series 1998, 2.12%, LOC SunTrust Banks, Inc., VRDN (c)	$ 1,995	$ 1,995
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 2.15%, LOC Bank of America NA, VRDN (c)	2,940	2,940
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2004, 1.9%, LOC Bank of America NA, VRDN (c)	8,100	8,100
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2007 A, 2.06%, LOC Regions Bank of Alabama, VRDN (c)	19,400	19,400
Knoxville Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 9010, 2.53% (Liquidity Facility Citigroup, Inc.) (c)(f)	10,985	10,985
Memphis Gen. Oblig. Bonds Series MS 1018, 3.75%, tender 3/6/08 (Liquidity Facility Morgan Stanley) (c)(f)(g)	5,385	5,385
Rutherford County Gen. Oblig. Participating VRDN Series Putters 643, 2.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,980	1,980
Sullivan County Health, Edl. & Hsg. Facilities Wellmont Health Hosp. Rev. Participating VRDN Series LB 06 F6, 2.2% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	5,400	5,400
		56,185
Texas - 18.7%
Aldine Independent School District Participating VRDN Series Putters 827, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,900	2,900
Austin Elec. Util. Sys. Rev. Participating VRDN Series MS 1364, 2.2% (Liquidity Facility Morgan Stanley) (c)(f)	11,685	11,685
Austin Hotel Occupancy Tax Rev. 2.05% (CIFG North America Insured), VRDN (c)	8,800	8,800
Austin Util. Sys. Rev. Participating VRDN Series MSDW 00 498, 2.2% (Liquidity Facility Morgan Stanley) (c)(f)	3,775	3,775
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN:
Series ROC II R 10173, 2.53% (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series ROC II R 6029, 2.53% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,945	4,945
Bastrop Independent School District Participating VRDN Series ROC II R 492, 2.28% (Liquidity Facility Citibank NA) (c)(f)	8,150	8,150
Bell County Health Facilities Dev. Corp. Rev. (Scott & White Memorial Hosp. Proj.) Series 2001 2, 2.05% (MBIA Insured), VRDN (c)	6,140	6,140
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Boerne Independent School District Participating VRDN Series Putters 626, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	$ 3,155	$ 3,155
Brazos River Hbr. Navigation District Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 1.91%, VRDN (c)	2,600	2,600
Brownsville Independent School District Participating VRDN Series Merlots 07 D79, 2.22% (Liquidity Facility Wachovia Bank NA) (c)(f)	3,830	3,830
Brownsville Util. Sys. Rev. Participating VRDN:
Series DB 175, 3.5% (Liquidity Facility Deutsche Bank AG) (c)(f)	10,655	10,655
Series Putters 1132, 3.15% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	11,895	11,895
Caddo Mills Independent School District Participating VRDN Series DB 473, 2.26% (Liquidity Facility Deutsche Bank AG) (c)(f)	5,280	5,280
Comal Independent School District Participating VRDN Series PT 3917, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,360	3,360
Crowley Independent School District Participating VRDN Series PT 3039, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,045	7,045
Dallas Area Rapid Transit Participating VRDN Series BA 07 134, 2.55% (Liquidity Facility Bank of America NA) (c)(f)	12,500	12,500
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN:
Series EGL 07 0020, 2.52% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	19,800	19,800
Series GS 07 10TP, 2.7% (Liquidity Facility DEPFA BANK PLC) (c)(f)	10,550	10,550
Dallas Independent School District Participating VRDN:
Series PT 2210, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,230	7,230
Series ROC II R 6069, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,920	6,920
Denton Independent School District Participating VRDN Series MS 451, 2.25% (Liquidity Facility Morgan Stanley) (c)(f)	4,015	4,015
El Paso Gen. Oblig. Participating VRDN Series EC 1096, 4.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,500	4,500
El Paso Independent School District Participating VRDN Series Putters 1035, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	4,265	4,265
Frenship Independent School District Participating VRDN Series DB 265, 2.24% (Liquidity Facility Deutsche Bank AG) (c)(f)	5,645	5,645
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Frisco Independent School District Participating VRDN Series ROC II R 11213, 2.28% (Liquidity Facility Citibank NA) (c)(f)	$ 7,175	$ 7,175
Galveston County Gen. Oblig. Participating VRDN Series ROC II R 11275, 3.77% (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,300	7,300
Garland Independent School District Participating VRDN Series ROC II R 2213, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,300	5,300
Granbury Independent School District Participating VRDN:
Series PT 3080, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,595	7,595
Series SG 129, 2.23% (Liquidity Facility Societe Generale) (c)(f)	4,815	4,815
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Exxon Asset Fdg. Corp./Baytown Chemical Co. Proj.) Series 1995, 1.89% (Exxon Mobil Corp. Guaranteed), VRDN (c)	1,200	1,200
Harlandale Independent School District Participating VRDN Series Putters 524, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,675	2,675
Harris County Ind. Dev. Corp. 2.18%, LOC Royal Bank of Canada, VRDN (c)	15,400	15,400
Harris County Flood Cont. District Participating VRDN Series ROC II R 12099, 2.32% (Liquidity Facility Citigroup, Inc.) (c)(f)	33,300	33,300
Harris County Gen. Oblig.:
Participating VRDN Series Austin 2013, 2.26% (Liquidity Facility Bank of America NA) (c)(f)	8,890	8,890
Series C:
3.38% 3/7/08, CP	1,600	1,600
3.43% 3/7/08, CP	2,045	2,045
Series D:
3.38% 3/7/08, CP	18,700	18,700
3.5% 3/7/08, CP	1,265	1,265
Harris County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series LB 05 L15, 2.14% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	5,000	5,000
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series B, 1.9% (Liquidity Facility JPMorgan Chase Bank) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	3,250	3,250
Harris County Hosp. District Rev. Participating VRDN Series PT 726, 2.3% (Liquidity Facility BNP Paribas SA) (c)(f)	4,995	4,995
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 3.1% (MBIA Insured), VRDN (c)	3,200	3,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harrison County Health Facilities Dev. Corp. Rev. (Marshall Reg'l. Med. Ctr. Proj.) 2.24%, LOC Regions Bank of Alabama, VRDN (c)	$ 12,115	$ 12,115
Hays Consolidated Independent School District Participating VRDN Series PT 2462, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,500	3,500
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) 2.16%, LOC KBC Bank NV, VRDN (c)	13,000	13,000
Houston Arpt. Sys. Rev. Participating VRDN:
Series ROC II R 12022, 2.34% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	7,730	7,730
2.26% (Liquidity Facility Deutsche Bank AG) (c)(f)	9,455	9,455
Houston Cmnty. College Sys. Rev. Participating VRDN:
Series Putters 380, 2.6% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,435	5,435
Series ROC II R 2084, 2.53% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,185	5,185
Houston Gen. Oblig.:
Participating VRDN:
Series PT 2974, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,000	5,000
Series PT 969, 2.75% (Liquidity Facility DEPFA BANK PLC) (c)(f)	34,740	34,740
Series Putters 1151, 2.6% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	12,525	12,525
Series F, 3.45% 2/27/08 (Liquidity Facility DEPFA BANK PLC), CP	17,300	17,300
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series SG 139, 2.23% (Liquidity Facility Societe Generale) (c)(f)	3,100	3,100
Houston Independent School District Participating VRDN Series Putters 1060, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,310	5,310
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 4% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	9,135	9,135
Houston Util. Sys. Rev.:
Participating VRDN:
Series Austin 07 164, 2.26% (Liquidity Facility Bank of America NA) (c)(f)	10,875	10,875
Series PT 2243, 3.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,045	7,045
Series PT 3229, 3.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,280	5,280
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Participating VRDN:
Series Putters 1076Z, 3.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 4,995	$ 4,995
Series Putters 669, 3.05% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	6,395	6,395
Series 2004 A:
3.1% 2/6/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	8,900	8,900
3.45% 3/13/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	8,000	8,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series Merlots 02 A16, 2.36% (Liquidity Facility Wachovia Bank NA) (c)(f)	2,275	2,275
Hunt Memorial Hosp. District Rev. Series 1998, 2.2% (FSA Insured), VRDN (c)	3,855	3,855
Irving Independent School District Participating VRDN:
Series 2006 274 Class A, 2.3% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	10,105	10,105
Series PT 3954, 2.24% (Liquidity Facility Wells Fargo & Co.) (c)(f)	8,900	8,900
Keller Independent School District Participating VRDN Series ROC II R 7048, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	8,690	8,690
Klein Independent School District Participating VRDN Series PZ 180, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,735	2,735
Lamar Consolidated Independent School District Participating VRDN Series ROCS II R 10276, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,125	5,125
Lewisville Independent School District Participating VRDN Series SGA 134, 2.15% (Liquidity Facility Societe Generale) (c)(f)	1,290	1,290
Lower Colorado River Auth. Rev. Series A, 2.95% 3/7/08 (Liquidity Facility JPMorgan Chase Bank), CP	2,000	2,000
Mansfield Independent School District Participating VRDN Series Putters 704, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	1,980	1,980
McAllen Independent School District Participating VRDN Series PT 3082, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	11,725	11,725
Mesquite Independent School District Participating VRDN Series Putters 1032, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,290	5,290
Midlothian Independent School District Participating VRDN Series PT 3081, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,690	5,690
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Montgomery County Gen. Oblig. Participating VRDN Series ROC II R 7037, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	$ 3,875	$ 3,875
New Caney Independent School District Participating VRDN Series MS 1286, 2.25% (Liquidity Facility Morgan Stanley) (c)(f)	9,495	9,495
North Central Texas Health Facilities Dev. Corp. (Baylor Health Care Sys. Proj.) Series 2006 C, 2.01% (FSA Insured), VRDN (c)	3,390	3,390
North East Texas Independent School District Participating VRDN:
Series MS 06 1333, 2.27% (Liquidity Facility Morgan Stanley) (c)(f)	2,345	2,345
Series PT 3957, 3.8% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(g)	5,100	5,100
Series Putters 393, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,890	3,890
Series ROC II R 10193, 2.28% (Liquidity Facility Citibank NA) (c)(f)	16,330	16,330
Northside Independent School District Participating VRDN Series PT 2329, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,600	4,600
Nueces River Auth. Wtr. Supply Rev. Participating VRDN:
Series PT 3190, 2.3% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,660	5,660
Series Putters 1412, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,935	2,935
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 2.55% tender 2/27/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	8,500	8,500
Pearland Independent School District Participating VRDN:
Series PA 1449, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,665	6,665
Series SG 106, 2.3% (Liquidity Facility Societe Generale) (c)(f)	1,100	1,100
Plano Independent School District Participating VRDN Series SGA 128, 2.15% (Liquidity Facility Societe Generale) (c)(f)	21,380	21,380
Polly Ryon Hosp. Auth. Texas Rev. (Polly Ryon Memorial Hosp. Proj.) 2.23%, LOC JPMorgan Chase Bank, VRDN (c)	5,800	5,800
Port Houston Auth. Harris County Participating VRDN Series PT 3531, 2.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	11,285	11,285
Princeton Independent School District Participating VRDN Series SGB 02 41A, 2.27% (Liquidity Facility Societe Generale) (c)(f)	1,250	1,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 2.15% (Liquidity Facility Societe Generale) (c)(f)	$ 7,070	$ 7,070
Round Rock Gen. Oblig. Participating VRDN Series ROC II R 2135, 2.53% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,540	6,540
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series PT 3921, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	12,000	12,000
Series SG 104, 2.23% (Liquidity Facility Societe Generale) (c)(f)	5,490	5,490
Series SG 105, 2.23% (Liquidity Facility Societe Generale) (c)(f)	29,400	29,400
Series A, 3.52% 3/13/08, CP	26,000	26,000
San Antonio Muni. Drainage Util. Sys. Rev. Participating VRDN Series ROC II R 553, 3.78% (Liquidity Facility Citibank NA) (c)(f)	5,160	5,160
San Antonio Wtr. Sys. Rev.:
Participating VRDN:
Series Merlots 00 VV, 2.22% (Liquidity Facility Wachovia Bank NA) (c)(f)	1,000	1,000
Series Putters 1698, 2.9% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,200	6,200
Series 2001 A, 3.44% 3/11/08 (Liquidity Facility Bank of America NA), CP	5,000	5,000
Socorro Independent School District Participating VRDN Series ROC II R 2222, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,115	4,115
Spring Independent School District Participating VRDN:
Series DB 274, 2.24% (Liquidity Facility Deutsche Bank AG) (c)(f)	10,185	10,185
Series PT 4235, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	14,100	14,100
Sunnyvale School District Participating VRDN Series Putters 619, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,525	5,525
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2007 A, 2.75% (MBIA Insured), VRDN (c)	20,000	20,000
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series PT 976, 2.42% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	7,995	7,995
Texas A&M Univ. Rev. Participating VRDN Series Putters 945, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,430	1,430
Texas Dept. of Trans. Ctfs. of Prtn. Series 2005 A, 2.9% 4/4/08, LOC Bank of America NA, LOC State Street Bank & Trust Co., Boston, CP	11,000	11,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 03 26 Class A, 2.29% (Liquidity Facility Citibank NA) (c)(f)	$ 4,800	$ 4,800
Series EGL 06 0125, 2.29% (Liquidity Facility Citibank NA) (c)(f)	18,900	18,900
Series LB 05 K15, 2.16% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	8,000	8,000
Series Putters 1024, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,890	8,890
Series ROC II R 9090, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,285	4,285
TRAN 4.5% 8/28/08	213,300	214,254
Texas Pub. Fin. Auth. Rev. Series 2003, 3.43% 3/7/08, CP	5,000	5,000
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
Bonds 5% 6/1/08	5,000	5,021
Participating VRDN:
Series MSTC 256, 4% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	11,805	11,805
Series ROC II R 12057, 3.33% (Liquidity Facility Citigroup, Inc.) (c)(f)	24,750	24,750
Texas Trans. Commission State Hwy. Fund Rev.:
Bonds:
Series Putters 1330, 3.53%, tender 2/15/08 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,415	2,415
Series Putters 1331, 3.53%, tender 2/15/08 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,990	2,990
Participating VRDN:
Series MS 06 2033, 2.25% (Liquidity Facility Morgan Stanley) (c)(f)	17,661	17,661
Series PT 4449, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	18,985	18,985
Series Putters 2393, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,400	4,400
Series ROC II R 11273, 2.28% (Liquidity Facility Citibank NA) (c)(f)	19,000	19,000
Texas Trans. Mobility Fund Participating VRDN Series ROC 4083, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,495	6,495
Texas Wtr. Dev. Board Rev. Participating VRDN Series Floaters 2300, 2.2% (Liquidity Facility Morgan Stanley) (c)(f)	3,000	3,000
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN:
Series LB 07 K60W, 2.14% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	12,000	12,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN: - continued
Series Putters 1668, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 12,295	$ 12,295
Series Putters 411, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,345	5,345
Univ. of Texas Univ. Revs.:
Participating VRDN Series Putters 1646, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,100	6,100
Series 2002 A, 3.38% 4/15/08 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,000	6,000
Ysleta Independent School District Participating VRDN:
Series Putters 1039, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,970	5,970
Series ROC II R 7041, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	12,720	12,720
		1,310,916
Utah - 0.6%
Central Utah Wtr. Conservancy District Wtr. Conservancy Rev. Participating VRDN Series ROC II R 2202, 2.53% (Liquidity Facility Citigroup, Inc.) (c)(f)	8,460	8,460
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Participating VRDN Series EGL 96 C4402 Class A, 2.29% (Liquidity Facility Citibank NA) (c)(f)	5,550	5,550
Series 1998 B4, 2.95% 3/6/08 (Liquidity Facility Bank of Nova Scotia), CP	3,000	3,000
Saint George Elec. Rev. Participating VRDN Series Putters 917, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,560	5,560
Salt Lake County Hosp. Rev. Participating VRDN Series PT 1467, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,215	6,215
Salt Lake County Poll. Cont. Rev. (Svc. Station Hldgs., Inc. Proj.) Series 1994, 1.8%, VRDN (c)	5,500	5,500
Utah Wtr. Fin. Agcy. Rev. Participating VRDN Series PT 1976, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,110	5,110
		39,395
Virginia - 1.2%
Fairfax County Redev. & Hsg. Auth. Rev. BAN 4% 2/12/08	3,150	3,150
Fairfax County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series EGL 06 91 Class A, 2.29% (Liquidity Facility Citibank NA) (c)(f)	5,220	5,220
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Fairfax County Wtr. Auth. Wtr. Rev. Participating VRDN: - continued
Series ROC II R 10115, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	$ 10,615	$ 10,615
Harrisonburg Indl. Dev. Auth. Rev. (Rockingham Memorial Hosp. Proj.) Series 2005, 2.1%, LOC SunTrust Banks, Inc., VRDN (c)	2,220	2,220
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys., Inc. Proj.) Series 2008 B2, 2.13%, VRDN (c)	8,800	8,800
Norfolk Redev. & Hsg. Auth. Rev. (Old Dominion Univ. Real Estate Foundation Univ. Village Student Hsg. Proj.) 3.45% (CIFG North America Insured), VRDN (c)	8,325	8,325
Upper Occoquan Swr. Auth. Rev. Participating VRDN Series A, 2.26% (Liquidity Facility Bank of America NA) (c)(f)	13,000	13,000
Virginia College Bldg. Auth. Edl. Facilities Rev.:
Bonds (21st Century College and Equip. Prog.) Series 2006 A, 5% 2/1/09	10,635	10,955
Participating VRDN Series MS 01 721, 2.27% (Liquidity Facility Morgan Stanley) (c)(f)	2,300	2,300
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series LB 08 K13W, 1.96% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	4,500	4,500
Series ROC II R 11010, 2.28% (Liquidity Facility Citibank NA) (c)(f)	13,060	13,060
		82,145
Washington - 3.3%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Merlots 07 D76, 2.22% (Liquidity Facility Wachovia Bank NA) (c)(f)	5,000	5,000
Clover Park School District #400, Pierce County Gen. Oblig. Participating VRDN Series Tops 06 35, 2.27% (Liquidity Facility Bank of America NA) (c)(f)	10,815	10,815
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 734, 2.75% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	7,000	7,000
Series ROC II R 152, 2.53% (Liquidity Facility Citibank NA) (c)(f)	6,695	6,695
Series ROC II R 3012, 2.53% (Liquidity Facility Citigroup, Inc.) (c)(f)	9,550	9,550
King County Gen. Oblig. Participating VRDN Series ROC II R 1028, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,250	5,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Rural Library District Participating VRDN Series PT 3053, 2.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 3,920	$ 3,920
King County School District #401 Highline Pub. Schools Participating VRDN Series Putters 526, 2.9% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,925	3,925
King County Swr. Rev. Participating VRDN Series PT 3466, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,040	3,040
Lewis County Pub. Util. District #1 Participating VRDN Series ROC II R 4026, 2.53% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,290	6,290
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 2.2%, LOC Bank of America NA, VRDN (c)	8,655	8,655
Pierce County School District #3 Puyallup Participating VRDN Series Putters 415, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,205	4,205
Port of Seattle Rev. Participating VRDN:
Series DB 168, 3.5% (Liquidity Facility Deutsche Bank AG) (c)(f)	10,285	10,285
Series MS 1028, 2.27% (Liquidity Facility Morgan Stanley) (c)(f)	4,345	4,345
Port of Tacoma Gen. Oblig. Participating VRDN Series Floaters 2324, 2.2% (Liquidity Facility Morgan Stanley) (c)(f)	8,830	8,830
Redmond Cmnty. Properties Lease Participating VRDN Series MT 269, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,445	3,445
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R 4006, 2.53% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,920	4,920
Snohomish County Pub. Util. District #1 Elec. Rev. Participating VRDN Series ROC II R 6055, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	17,720	17,720
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Participating VRDN Series ROC II R 2041, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,905	3,905
Univ. Place School District #83 Participating VRDN Series MS 08 2329, 2.2% (Liquidity Facility Morgan Stanley) (c)(f)	4,050	4,050
Washington Gen. Oblig.:
Participating VRDN:
Series LB 08 K6W, 2.16% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	9,700	9,700
Series PT 2095, 2.75% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,980	1,980
Series PT 3293, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,330	5,330
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig.: - continued
Participating VRDN:
Series Putters 1199, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 3,605	$ 3,605
Series Putters 1296, 2.6% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,885	4,885
Series Putters 2192, 2.6% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	21,655	21,655
Series Putters 509, 2.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,470	5,470
Series ROC II R 759 PB, 2.28% (Liquidity Facility Deutsche Postbank AG) (c)(f)	8,015	8,015
Series 1996 A, 2.06% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	1,800	1,800
Washington Health Care Facilities Auth. Rev. Participating VRDN Series LB 05 L1, 3.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	20,140	20,140
Washington Hsg. Fin. Commission Nonprofit Rev.:
(Eastside Catholic School Proj.) Series A, 2.24%, LOC KeyBank NA, VRDN (c)	5,000	5,000
(United Way King County Proj.) 2.2%, LOC Bank of America NA, VRDN (c)	2,100	2,100
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Bonds Series A, 6% 7/1/08 (AMBAC Insured)	7,000	7,074
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Bonds Series A, 5.75% 7/1/08 (Bonneville Pwr. Administration Guaranteed)	3,000	3,029
		231,628
West Virginia - 0.1%
Cabell County Life Care Facilities Rev. (Foster Foundation Prog.) Series 1998 A, 2.45%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)	3,870	3,870
Wisconsin - 3.4%
Central Brown County Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series PT 3071, 3.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,680	6,680
Milwaukee Gen. Oblig. RAN:
4.25% 3/27/08	7,800	7,808
4.5% 9/4/08	26,200	26,328
Wisconsin Gen. Oblig.:
Participating VRDN:
Series PT 967, 2.75% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	8,925	8,925
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.: - continued
Participating VRDN:
Series Putters 531, 2.9% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 8,915	$ 8,915
TRAN 4.5% 6/16/08	24,800	24,868
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MT 318, 2.24% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	32,285	32,285
Series MT 389, 3.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	31,000	31,000
Series PT 544, 3.5% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	12,500	12,500
Series PT 761, 3.5% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	18,550	18,550
Series PT 873, 3.5% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	10,765	10,765
Series PT 917, 4.2% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	12,530	12,530
Series Putters 399, 2.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,795	5,795
(Attic Angel Obligated Group Proj.) 2.16%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	11,300	11,300
(Aurora Health Care, Inc. Sys. Proj.) Series 2006 A, 2.01%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	4,210	4,210
(Marshfield Clinic Proj.) Series B, 2.16%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	8,000	8,000
(Nat'l. Regency of New Berlin, Inc. Proj.) 2.05%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	5,700	5,700
Wisconsin Trans. Rev. Participating VRDN Series Putters 299, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	895	895
		237,054
Wyoming - 0.0%
Lincoln County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1984 D, 1.89%, VRDN (c)	1,200	1,200
Municipal Securities - continued
	Shares	Value (000s)
Other - 2.1%
Fidelity Tax-Free Cash Central Fund, 2.93% (a)(d)	149,583,083	$ 149,583
TOTAL INVESTMENT PORTFOLIO - 88.9% (Cost $6,237,294)		6,237,294
NET OTHER ASSETS - 11.1%		779,232
NET ASSETS - 100%		$ 7,016,526
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $152,950,000 or 2.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Greenville County School District Installment Purp. Rev. Bonds Series PT 3393, 3.8%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France)	4/6/06	$ 15,800
Indianapolis Bond Bank Wtrwks. Rev. Participating VRDN Series PT 3961, 3.8% (Liquidity Facility Dexia Cr. Local de France)	3/22/07	$ 7,060
Massachusetts Gen. Oblig. RAN Series 2007 A, 3.08% 3/21/08	12/19/07	$ 62,300
Memphis Gen. Oblig. Bonds Series MS 1018, 3.75%, tender 3/6/08 (Liquidity Facility Morgan Stanley)	9/19/07	$ 5,385
Security	Acquisition Date	Cost (000s)
Montgomery County Hosp. Rev. Bonds Series MT 236, 3.8%, tender 4/3/08 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG)	5/24/07 - 6/26/07	$ 51,900
North East Texas Independent School District Participating VRDN Series PT 3957, 3.8% (Liquidity Facility Dexia Cr. Local de France)	3/22/07	$ 5,100
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series Putters 1330, 3.53%, tender 2/15/08 (Liquidity Facility JPMorgan Chase Bank)	11/15/07	$ 2,415
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series Putters 1331, 3.53%, tender 2/15/08 (Liquidity Facility JPMorgan Chase Bank)	6/2/06 - 7/27/06	$ 2,990
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 1,203
Income Tax Information
At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $6,237,294,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Tax-Free
Money Market Fund

January 31, 2008

Fidelity Tax-Free Money Market Fund is a
class of Fidelity® Cash Management Funds:
Tax-Exempt Fund

1.813260.103

FTF-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 88.9%
	Principal Amount (000s)	Value (000s)
Alabama - 2.0%
Alabama Pub. School & College Auth. Rev. Participating VRDN:
Series Putters 124, 2.9% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	$ 10,000	$ 10,000
Series Putters 2403, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,995	9,995
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN:
Series Putters 1738, 3.15% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,000	4,000
Series ROC II R 10105, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,100	4,100
Homewood Edl. Bldg. Auth. Rev. (Samford Univ. Proj.) 3.02% (AMBAC Insured), VRDN (c)	19,005	19,005
Huntsville Health Care Auth. Rev.:
Bonds 5%, tender 3/3/08, LOC Regions Bank of Alabama (c)	10,000	10,011
Participating VRDN Series LB 07 FC12, 2.2% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	28,500	28,500
Jefferson County Ltd. Oblig. School Warrants Series B, 7.75% (AMBAC Insured), VRDN (c)	16,400	16,400
Jefferson County Swr. Rev. Series 2002 C6, 7.75% (XL Cap. Assurance, Inc. Insured), VRDN (c)	300	300
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 2.13%, LOC Wachovia Bank NA, VRDN (c)	13,700	13,700
Mobile Wtr. & Swr. Commissioners Wtr. & Swr. Rev. Participating VRDN Series Solar 06 109, 4% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	10,365	10,365
Univ. of Alabama - Birmingham Participating VRDN Series BA 1001, 3.2% (Liquidity Facility Bank of America NA) (c)(f)	14,710	14,710
		141,086
Alaska - 1.0%
Anchorage Gen. Oblig.:
Participating VRDN Series PT 2655, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,755	5,755
TAN 2.5% 12/30/08 (b)	14,600	14,677
Anchorage Lease Rev. Participating VRDN Series PT 2657, 2.25% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,515	2,515
CIVICVentures Rev. Participating VRDN Series Solar 06 33, 4% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	12,330	12,330
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Alaska - continued
Valdez Marine Term. Rev.:
(BP Pipelines, Inc. Proj.) 1.8%, VRDN (c)	$ 4,870	$ 4,870
(ConocoPhillips Proj.):
Series 1994 A, 2.06%, VRDN (c)	19,000	19,000
Series 1994 B, 2.05%, VRDN (c)	11,300	11,300
		70,447
Arizona - 2.9%
Arizona Health Facilities Auth. Rev. Series 2005 A, 2.45% (MBIA Insured), VRDN (c)	16,500	16,500
Arizona State Univ. Revs. Participating VRDN Series PT 2264, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,975	2,975
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN:
Series MACN 05 L, 2.65% (Liquidity Facility Bank of America NA) (c)(f)	4,675	4,675
Series PA 1373, 2.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	17,950	17,950
Series Putters 1374, 2.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	18,045	18,045
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Participating VRDN:
Series ROC II R 6039, 2.53% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,120	5,120
Series SGC 22, 2.45% (Liquidity Facility Societe Generale) (c)(f)	6,500	6,500
Series 2007 A, 3.5% 3/7/08, LOC Dexia Cr. Local de France, CP	6,400	6,400
Phoenix Gen. Oblig. Participating VRDN Series EC 1118, 2.29% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,815	5,815
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 14 Class A, 2.29% (Liquidity Facility Citibank NA) (c)(f)	7,600	7,600
Series MS 04 1227, 2.25% (Liquidity Facility Morgan Stanley) (c)(f)	1,900	1,900
Series PT 1512, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,000	1,000
Series ROC II R 1002, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,480	4,480
Series ROC II R 1003, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,170	5,170
Series ROC II R 12039, 2.34% (Liquidity Facility Citigroup, Inc.) (c)(f)	12,070	12,070
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R 12097, 2.33% (Liquidity Facility Citigroup, Inc.) (c)(f)	$ 24,790	$ 24,790
Series ROC II R 9198, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,175	5,175
Series C, 3.38% 3/10/08, CP	6,500	6,500
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN:
Series GS 08 1, 2.31% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	6,000	6,000
Series ROC II R 11256, 2.3% (Liquidity Facility Citibank NA) (c)(f)	5,250	5,250
Series ROC II R 11258, 2.3% (Liquidity Facility Citibank NA) (c)(f)	2,300	2,300
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 D, 2.11% (FSA Insured), VRDN (c)	34,400	34,400
		200,615
Arkansas - 0.1%
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 2.44% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	4,950	4,950
California - 1.6%
Bay Area Toll Auth. California Toll Bridge Rev. Participating VRDN Series Putters 1982 F, 2.38% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,200	2,200
California Gen. Oblig. RAN 4% 6/30/08	107,400	107,672
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 2.02%, LOC Societe Generale, VRDN (c)	3,100	3,100
		112,972
Colorado - 2.3%
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 2.24% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	15,260	15,260
Colorado Adventist Health Participating VRDN Series ROC 679 CE, 2.28% (Liquidity Facility Citibank NA) (c)(f)	7,500	7,500
Colorado Dept. of Corrections Ctfs. of Prtn. Participating VRDN Series Putters 1252, 2.6% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,615	5,615
Colorado Dept. of Trans. Rev. Participating VRDN Series ROC II R 4046, 2.53% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,260	3,260
Colorado Ed. Ln. Prog. TRAN 3.5% 8/5/08	13,600	13,639
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Participating VRDN Series MS 7023, 2.25% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	$ 7,500	$ 7,500
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series MT 23, 3.5% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	18,360	18,360
(Boulder Cmnty. Hosp. Proj.) Series 2000, 2.35%, LOC JPMorgan Chase Bank, VRDN (c)	23,415	23,415
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 2.27% (Liquidity Facility Morgan Stanley) (c)(f)	6,700	6,700
Douglas and Elbert Counties School District #RE1 Participating VRDN Series ROC II R 11155, 2.28% (Liquidity Facility Citibank NA) (c)(f)	9,840	9,840
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series 04 BS 219 Class A, 4% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	4,895	4,895
Larimer County School District #R1, Poudre Participating VRDN Series ROC II R4535, 2.53% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,745	2,745
Larimer, Weld & Boulder Counties School District R2J Thompson Participating VRDN Series PT 3317, 2.75% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,193	4,193
Mesa County Valley School District #051, Grand Junction Participating VRDN Series Putters 684, 2.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	1,980	1,980
Platte County River Pwr. Auth. (Adjustable Elec. Rev. Proj.) Series S1, 2.12% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	17,600	17,600
Univ. of Colorado Hosp. Auth. Rev. Participating VRDN Series ROC II R 10243 CE, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	18,800	18,800
		161,302
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3%, VRDN (c)	3,500	3,500
Series 1999 A, 2.55%, VRDN (c)	3,800	3,800
Delaware Trans. Auth. Trans. Sys. Rev. Participating VRDN Series PZ 143, 2.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,600	9,600
		16,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 0.2%
District of Columbia Gen. Oblig. Participating VRDN:
Series PT 2440, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 3,725	$ 3,725
Series ROC II R 11300, 2.28% (Liquidity Facility Citibank NA) (c)(f)	5,540	5,540
District of Columbia Rev.:
(American Assoc. Med. Colleges Proj.) 4% (AMBAC Insured), VRDN (c)	3,575	3,575
(The AARP Foundation Proj.) Series 2004, 2.15%, LOC Bank of America NA, VRDN (c)	1,450	1,450
		14,290
Florida - 7.2%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series LB 07 FC9, 2.2% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	11,540	11,540
Brevard Participating VRDN Series ROC 655 CE, 2.28% (Liquidity Facility Citibank NA) (c)(f)	9,720	9,720
Broward County School District TAN 4% 9/30/08	9,600	9,638
Citizens Property Ins. Corp. Participating VRDN Series SGB 67, 3.77% (Liquidity Facility Societe Generale) (c)(f)	20,000	20,000
Florida Board of Ed. Participating VRDN Series ROC II R 12079, 2.33% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	11,215	11,215
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EC 1150, 2.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,900	2,900
Series EGL 01 905, 2.27% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(f)	10,200	10,200
Series EGL 7050054 Class A, 2.29% (Liquidity Facility Citibank NA) (c)(f)	18,840	18,840
Series ROC II R 482, 2.28% (Liquidity Facility Citibank NA) (c)(f)	9,675	9,675
Florida Dept. of Trans. Tpk. Rev.:
Bonds Series A, 4.5% 7/1/08 (FGIC Insured)	4,065	4,089
Participating VRDN:
Series Putters 218, 2.73% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,820	7,820
Series PZ 184, 2.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,140	6,140
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Gen. Oblig. Participating VRDN:
Series Clipper 07 27, 2.5% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	$ 17,110	$ 17,110
Series PZ 130, 2.25% (Liquidity Facility Wells Fargo & Co.) (c)(f)	2,860	2,860
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN Series EC 1081, 2.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,900	9,900
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2006, 2.14% (CIFG North America Insured), VRDN (c)	17,850	17,850
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 2.44% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	8,680	8,680
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 3.77% (Liquidity Facility Societe Generale) (c)(f)	2,910	2,910
Fort Myers Impt. Rev. Participating VRDN Series Putters 1709, 3.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,655	3,655
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 2.75% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	12,820	12,820
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series PT 1981, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,995	4,995
Highlands County Health Facilities Auth. Rev.:
Participating VRDN Series Putters 1405, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,620	8,620
(Adventist Health Sys. - Sunbelt Proj.) Series A-2, 2.12% (FSA Insured), VRDN (c)	6,900	6,900
Hillsborough Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series ROC II R 646 CE, 2.28% (Liquidity Facility Citibank NA) (c)(f)	3,900	3,900
Indian River County Hosp. District Hosp. Rev. Series 1985, 2.1%, LOC Wachovia Bank NA, VRDN (c)	2,700	2,700
Jacksonville Econ. Dev. Corp. Rev. (YMCA of Florida's First Coast Proj.) 2.15%, LOC Bank of America NA, VRDN (c)	1,500	1,500
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds Series 2001 C, 2.7% tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France), CP mode	11,000	11,002
Series Three 2007 B, 2.12% (CIFG North America Insured), VRDN (c)	12,200	12,200
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R 186, 2.28% (Liquidity Facility Citibank NA) (c)(f)	1,695	1,695
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 805, 2.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,470	5,470
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) Series 1992 B, 2.06%, VRDN (c)	$ 25,400	$ 25,400
Leesburg Hosp. Rev. (Leesburg Reg'l. Med. Ctr. Proj.) 2.23%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	10,000	10,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 2.08%, VRDN (c)	3,000	3,000
Miami-Dade County Edl. Facilities Rev. Participating VRDN:
Series MS 06 2055, 2.3% (Liquidity Facility Wells Fargo & Co.) (c)(f)	2,540	2,540
Series ROC II R 11263, 3.78% (Liquidity Facility Citibank NA) (c)(f)	23,245	23,245
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 208, 2.3% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,775	6,775
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series EGL 07 0051, 2.27% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	18,315	18,315
Miami-Dade County School District TAN 4% 10/3/08	15,800	15,863
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 919, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,485	5,485
Orange County School Board Ctfs. of Prtn. Participating VRDN Series Putters 560, 3.15% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,610	5,610
Orlando & Orange County Expressway Auth. Rev. Participating VRDN Series Putters 1345, 3.15% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,990	3,990
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) 2.21%, LOC Northern Trust Co., Chicago, VRDN (c)	6,500	6,500
(Planned Parenthood Proj.) 2.21%, LOC Northern Trust Co., Chicago, VRDN (c)	2,700	2,700
Palm Beach County Wtr. & Swr. Rev. 4% (AMBAC Insured), VRDN (c)	6,105	6,105
Panama City Beach Participating VRDN Series Solar 2006 129, 2.99% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	9,060	9,060
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Participating VRDN Series ROC II R 607PB, 2.28% (Liquidity Facility Deutsche Postbank AG) (c)(f)	11,780	11,780
Pinellas County Health Facilities Auth. Rev.:
(Baycare Health Sys. Proj.) Series B2, 2.2% (FSA Insured), VRDN (c)	30,500	30,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County Health Facilities Auth. Rev.: - continued
(Bayfront Med. Ctr., Inc. Projs.) 1.8%, LOC SunTrust Banks, Inc., VRDN (c)	$ 7,775	$ 7,775
Polk County Util. Sys. Rev. Participating VRDN Series ROC II R 12143, 2.34% (Liquidity Facility Bank of New York, New York) (c)(f)	9,600	9,600
Port of Saint Lucie Util. Rev. Participating VRDN Series PZ 91, 2.3% (Liquidity Facility BNP Paribas SA) (c)(f)	3,065	3,065
Saint Johns County Sales Tax Rev. Participating VRDN Series ROC II R 755 PB, 3.78% (Liquidity Facility Deutsche Postbank AG) (c)(f)	6,075	6,075
South Broward Hosp. District Rev. Participating VRDN Series UBS 07 1003, 2.26% (Liquidity Facility Bank of New York, New York) (c)(f)	7,000	7,000
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Participating VRDN Series BA 07 1036, 2.55% (Liquidity Facility Bank of America NA) (c)(f)	11,250	11,250
USF Fing. Corp. Ctfs. of Prtn. (College of Medicine Health Facilities Lease Prog.) Series 2006 A2, 2.15%, LOC SunTrust Banks, Inc., VRDN (c)	17,000	17,000
Volusia County Edl. Facilities Auth. Rev. Participating VRDN Series Putters 886, 3.05% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	2,995	2,995
		508,172
Georgia - 0.8%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN Series EGL 7053030 Class A, 2.28% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	5,200	5,200
Atlanta Arpt. Rev.:
Series 2003 RFB2, 4% (MBIA Insured), VRDN (c)	4,925	4,925
Series 2005 A-2, 2.83% 6/25/08, LOC Bayerische Landesbank (UNGTD), LOC Calyon, CP	9,485	9,485
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 2.35%, LOC Fannie Mae, VRDN (c)	1,000	1,000
DeKalb Private Hosp. Auth. Rev. (Egleston Children's Hosp. Proj.) Series 1994 B, 2.11%, LOC SunTrust Banks, Inc., VRDN (c)	2,300	2,300
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) 2.28%, LOC Branch Banking & Trust Co., VRDN (c)	5,000	5,000
Fulton County Wtr. & Swr. Rev. Participating VRDN Series ROC II R 12142, 2.34% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,295	4,295
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Participating VRDN Series ROC II R 8071, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	$ 8,190	$ 8,190
Series B, 2.1%, LOC Bayerische Landesbank (UNGTD), LOC WestLB Ag, VRDN (c)	15,000	15,000
		55,395
Hawaii - 0.0%
Hawaii Gen. Oblig. Participating VRDN Series PT 2301, 2.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,260	3,260
Idaho - 0.4%
Idaho Gen. Oblig. TAN 4.5% 6/30/08	24,700	24,775
Illinois - 9.8%
Bolingbrook Gen. Oblig. Participating VRDN Series Floaters 2292, 2.2% (Liquidity Facility Morgan Stanley) (c)(f)	4,500	4,500
Chicago Board of Ed.:
Participating VRDN Series PT 3569, 3.5% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	3,640	3,640
Series 2000 B, 2.15% (FSA Insured), VRDN (c)	1,205	1,205
Series 2000 C, 2.15% (FSA Insured), VRDN (c)	13,200	13,200
Series 2000 D, 2.17% (FSA Insured), VRDN (c)	7,700	7,700
Series 2005 E2, 2.2% (CIFG North America Insured), VRDN (c)	11,300	11,300
Series C1, 1.8% (FSA Insured), VRDN (c)	5,000	5,000
Chicago Gen. Oblig.:
Participating VRDN:
Series Austin 07 171, 2.55% (Liquidity Facility Bank of America NA) (c)(f)	7,950	7,950
Series PT 2357, 2.3% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	1,680	1,680
Series PT 2360, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,450	5,450
Series PT 2361, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,200	8,200
Series Putters 1277, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,935	9,935
Series ROC R II 10260, 3.27% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	11,055	11,055
Series ROC R II 10275, 3.27% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	8,845	8,845
Series Solar 06 38, 2.19% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	2,500	2,500
(Neighborhoods Alive 21 Prog.) Series B, 2.95% (MBIA Insured), VRDN (c)	37,400	37,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series MSTC 7017 Class A, 2.25% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	$ 6,000	$ 6,000
Series ROC II R 11283, 2.28% (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Chicago O'Hare Int'l. Arpt. Rev.:
Participating VRDN Series ROCS RR II R 605 PB, 2.28% (Liquidity Facility Deutsche Postbank AG) (c)(f)	5,100	5,100
Series 2005 C, 2.3% (CIFG North America Insured), VRDN (c)	10,500	10,500
Series 2005 D, 2.3% (CIFG North America Insured), VRDN (c)	19,200	19,200
Chicago Skyway Toll Bridge Rev. Participating VRDN Series ROC II R 12156, 2.94% (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Chicago Wastewtr. Transmission Rev. Participating VRDN Series ROC II R 720 PB, 2.28% (Liquidity Facility Deutsche Postbank AG) (c)(f)	10,150	10,150
Chicago Wtr. Rev.:
Participating VRDN:
Series Merlots 00 TT, 2.22% (Liquidity Facility Wachovia Bank NA) (c)(f)	18,785	18,785
Series Merlots 07 C114, 2.61% (Liquidity Facility Wachovia Bank NA) (c)(f)	6,910	6,910
Series A, 3.5% (MBIA Insured), VRDN (c)	26,600	26,600
Cook County Gen. Oblig. Participating VRDN:
Series PA 591, 2.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,305	5,305
Series ROC II RR 2063, 2.53% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,770	2,770
DuPage County Gen. Oblig. Participating VRDN Series Merlots 00 A9, 2.24% (Liquidity Facility Wachovia Bank NA) (c)(f)	9,735	9,735
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN Series MS 1088, 3% (Liquidity Facility Morgan Stanley) (c)(f)	6,390	6,390
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Uno-Ven Co. Proj.) Series 1994, 2.24%, LOC JPMorgan Chase Bank, VRDN (c)	6,900	6,900
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Participating VRDN Series PZ 181, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,625	8,625
Illinois Dev. Fin. Auth. Rev.:
(Aurora Central Catholic High School Proj.) Series 1994, 2.43%, LOC Allied Irish Banks PLC, VRDN (c)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Rev.: - continued
(Evanston Northwestern Health Care Corp. Proj.) 2.17%, VRDN (c)	$ 12,760	$ 12,760
(Glenwood School for Boys Proj.) Series 1998, 2.24%, LOC Harris NA, VRDN (c)	3,000	3,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN:
Series PA 896R, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,135	4,135
Series ROC II R 12043, 2.34% (Liquidity Facility Citigroup, Inc.) (c)(f)	10,395	10,395
(ACI Cultural Pooled Fing. Prog.) 2.24%, LOC JPMorgan Chase Bank, VRDN (c)	4,700	4,700
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series MS 06 1489, 2.2% (Liquidity Facility Morgan Stanley) (c)(f)	4,065	4,065
Series MS 06 2152, 2.2% (Liquidity Facility Morgan Stanley) (c)(f)	3,030	3,030
Series PT 3029, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,685	7,685
(Mercy Alliance, Inc. Proj.) 2.16%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	14,000	14,000
(Rush Univ. Med. Ctr. Proj.) Series A2, 3.5% (MBIA Insured), VRDN (c)	17,000	17,000
Illinois Fin. Auth. Student Hsg. Rev. Series A, 2.27%, LOC Banco Santander SA, VRDN (c)	5,325	5,325
Illinois Gen. Oblig. Participating VRDN:
Series MACN 06 L, 2.26% (Liquidity Facility Bank of America NA) (c)(f)	3,490	3,490
Series MS 98 143, 2.25% (Liquidity Facility Morgan Stanley) (c)(f)	1,500	1,500
Series PT 2131, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,640	7,640
Series PT 3517, 2.75% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	13,060	13,060
Series Putters 409, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,710	5,710
Series Putters 679, 2.6% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	2,905	2,905
Series ROC II R 4536, 2.53% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,355	5,355
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig. Participating VRDN: - continued
Series ROC II R 6065, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	$ 7,040	$ 7,040
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) 2.1%, LOC JPMorgan Chase Bank, VRDN (c)	9,800	9,800
Illinois Muni. Elec. Agcy. Pwr. Supply Participating VRDN Series Putters 1368, 3.45% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	45	45
Illinois Reg'l. Trans. Auth.:
Participating VRDN:
Series BA 03 C, 2.26% (Liquidity Facility Bank of America NA) (c)(f)	2,000	2,000
Series Merlots 01 A86, 2.51% (Liquidity Facility Wachovia Bank NA) (c)(f)	7,685	7,685
Series Merlots 02 A23, 2.51% (Liquidity Facility Wachovia Bank NA) (c)(f)	11,675	11,675
Series Merlots 02 A24, 2.51% (Liquidity Facility Bank of New York, New York) (c)(f)	4,915	4,915
Series Merlots 07 D62, 2.56% (Liquidity Facility Wachovia Bank NA) (c)(f)	7,795	7,795
Series PT 2398, 2.24% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	7,660	7,660
Series PT 2761, 2.75% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	19,015	19,015
Series SGB 19, 3.27% (Liquidity Facility Societe Generale) (c)(f)	1,000	1,000
Series B, 2.1% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	5,180	5,180
Illinois Sales Tax Rev. Participating VRDN Series PT 1929, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,940	3,940
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 2005 A, 2.24% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)	11,995	11,995
Series PT 3182, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,490	10,490
Series Putters 1354, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,665	6,665
Series ROC II R 606PB, 2.28% (Liquidity Facility Deutsche Postbank AG) (c)(f)	6,160	6,160
Kane, McHenry, Cook & DeKalb Counties United School District #300 Participating VRDN Series PT 3947, 3.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	23,965	23,965
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Participating VRDN Series PT 3919, 3.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 4,200	$ 4,200
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 2.6%, LOC LaSalle Bank NA, VRDN (c)	3,375	3,375
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series PA 1058, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,350	1,350
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Clipper 07 12, 2.3% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	10,350	10,350
Northern Illinois Muni. Pwr. Agcy. Rev. Participating VRDN:
Series DB 483, 4.27% (Liquidity Facility Deutsche Bank AG) (c)(f)	13,270	13,270
Series EC 1176, 4.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,400	8,400
Schaumburg Village Gen. Oblig. Participating VRDN Series ROC II R 12133, 2.34% (Liquidity Facility Bank of New York, New York) (c)(f)	3,000	3,000
Springfield Elec. Rev. Participating VRDN Series Putters 1314, 2.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,750	7,750
Univ. of Illinois Revs. Participating VRDN Series ROC II R 1076, 2.53% (Liquidity Facility Citigroup, Inc.) (c)(f)	7,035	7,035
Univ. of Illinois Univ. Revs. Participating VRDN:
Series EGL 06 124, 2.54% (Liquidity Facility Citibank NA) (c)(f)	18,600	18,600
Series Merlots 01 A105, 2.61% (Liquidity Facility Wachovia Bank NA) (c)(f)	6,180	6,180
Series PT 2620, 2.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,335	10,335
Will County Cmnty. Unit School District #365 Participating VRDN:
Series DB 365, 2.25% (Liquidity Facility Deutsche Bank AG) (c)(f)	12,220	12,220
Series PZ 47, 2.25% (Liquidity Facility BNP Paribas SA) (c)(f)	9,000	9,000
Series PZ 81, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,665	3,665
Will County School District #122 Participating VRDN Series PZ 48, 2.25% (Liquidity Facility BNP Paribas SA) (c)(f)	3,595	3,595
		690,635
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - 1.9%
Hanover Ind. Multi-School Bldg. Participating VRDN Series PT 2224, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 5,475	$ 5,475
Indiana Bond Bank Participating VRDN Series ROC II R2079, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,400	2,400
Indiana Fin. Auth. Rev. Participating VRDN Series ROC II R6072, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,270	5,270
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) 2%, LOC JPMorgan Chase Bank, VRDN (c)	7,000	7,000
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series ROC RR II R 529 PB, 3.78% (Liquidity Facility Deutsche Postbank AG) (c)(f)	8,485	8,485
Indiana State Univ. Revs. Series 2005, 2.9% 2/28/08, LOC JPMorgan Chase Bank, CP	9,500	9,500
Indianapolis Bond Bank Wtrwks. Rev. Participating VRDN Series PT 3961, 3.8% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(g)	7,060	7,060
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN Series MACN 06 S, 3.1% (Liquidity Facility Bank of America NA) (c)(f)	4,240	4,240
Indianapolis Thermal Energy Sys. Participating VRDN Series Putters 700, 3.05% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	9,840	9,840
IPS Multi-School Bldg. Corp. Participating VRDN Series Putters 1702, 2.5% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	6,535	6,535
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) 2.15%, LOC Bank of America NA, VRDN (c)	6,595	6,595
Mount Vernon of Hancock County Multi-School Corp. Participating VRDN Series DB 137, 3.5% (Liquidity Facility Deutsche Bank AG) (c)(f)	9,430	9,430
MSD of Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 2.36% (Liquidity Facility Bank of New York, New York) (c)(f)	13,180	13,180
North Daviess School Bldg. Corp. Participating VRDN Series ROC II R 2203, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,540	6,540
Northwest Allen School Bldg. Corp. Participating VRDN Series PT 2610, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,735	9,735
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 2.45%, LOC U.S. Bank NA, Minnesota, VRDN (c)	5,600	5,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Saint Joseph County Hosp. Auth. Health Sys. Rev. Participating VRDN Series ROC II R 11031, 2.28% (Liquidity Facility Citibank NA) (c)(f)	$ 10,400	$ 10,400
White County Hosp. Rent Rev. 2.24%, LOC Regions Bank of Alabama, VRDN (c)	7,900	7,900
		135,185
Iowa - 0.6%
Des Moines Gen. Oblig. Participating VRDN Series PT 2268, 2.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,570	9,570
Des Moines Metropolitan Wastewtr. Reclamation Auth. Swr. Rev. Participating VRDN Series Solar 06 84, 2.44% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	6,460	6,460
Iowa Fin. Auth. Rev. (Wheaton Franciscan Svcs. Proj.) Series 1998 B, 3.4% (MBIA Insured), VRDN (c)	5,500	5,500
Iowa Gen. Oblig. TRAN 4% 6/30/08	13,100	13,140
Iowa School Cash Anticipation Prog. TRAN Series A, 4.5% 6/27/08 (FSA Insured)	8,800	8,826
		43,496
Kansas - 0.8%
Kansas Dept. of Trans. Hwy. Rev.:
Series 2002 D, 2.08% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	3,685	3,685
Series C-1, 2.35% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (c)	1,900	1,900
Series C-2, 2.35% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (c)	8,025	8,025
Wichita Hosp. Rev. Participating VRDN:
Series MT 170, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	19,695	19,695
Series MT 64, 3.5% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	11,910	11,910
Wichita Wtr. & Swr. Util. Rev. Participating VRDN Series Putters 1136, 2.6% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,995	5,995
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series Putters 595, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	3,470	3,470
		54,680
Kentucky - 0.7%
Harlan County School District Fin. Corp. Participating VRDN Series Putters 2340, 2.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,175	4,175
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Asset Liability Commission Agcy. Fund Rev. Bonds (Fed. Hwy. Trust Proj.) First Series, 5% 9/1/08 (MBIA Insured)	$ 7,500	$ 7,557
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev.:
Series 2003 A, 2.11% (FSA Insured), VRDN (c)	12,835	12,835
Participating VRDN Series Solar 06 87, 2.99% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	9,500	9,500
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 2.1% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	14,850	14,850
		48,917
Louisiana - 1.8%
East Baton Rouge Parish Sales & Use Tax Participating VRDN Series PT 2037, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	11,925	11,925
Louisiana Citizens Property Ins. Corp. Assessment Rev. Participating VRDN:
Series Putters 1304 T, 3.3% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,985	8,985
Series Putters 1349, 3.3% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,485	9,485
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series ROC II R 3035, 3.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,735	5,735
Series ROC II R 9049, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	28,855	28,855
Series Stars 162, 2.75% (Liquidity Facility BNP Paribas SA) (c)(f)	7,855	7,855
Louisiana Gen. Oblig. Participating VRDN Series MT 190, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	6,275	6,275
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series SGC 08 24, 4.82% (Liquidity Facility Societe Generale) (c)(f)	15,000	15,000
New Orleans Aviation Board Rev. Series 1995 A, 3.25% (MBIA Insured), VRDN (c)	12,700	12,700
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 3.55% tender 2/12/08, CP mode	12,700	12,700
(Dow Chemical Co. Proj.) Series 1994 B, 1.91%, VRDN (c)	5,500	5,500
		125,015
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maine - 0.4%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 2.19% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	$ 8,030	$ 8,030
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series DB 107, 2.3% (Liquidity Facility Deutsche Bank AG) (c)(f)	5,150	5,150
Series Putters 546, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,190	5,190
Series ROC II R 608PB, 2.53% (Liquidity Facility Deutsche Postbank AG) (c)(f)	10,205	10,205
		28,575
Maryland - 1.4%
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 3% tender 3/5/08, LOC Wachovia Bank NA, CP mode	4,300	4,300
Howard County Gen. Oblig. 3.38% 2/6/08 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	19,000	19,000
Maryland Econ. Dev. Corp. Rev. (Constellation Energy Group, Inc. Proj.) Series 2006 B, 2.1%, LOC Wachovia Bank NA, VRDN (c)	24,450	24,450
Maryland Gen. Oblig.:
Bonds (State & Local Facilities Ln. Prog.) Second Series, 5.25% 7/15/12 (Pre-Refunded to 7/15/08 @ 101) (e)	2,000	2,032
Participating VRDN Series EC 1072, 2.29% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,600	2,600
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series MS 06 1310, 2.2% (Liquidity Facility Morgan Stanley) (c)(f)	7,600	7,600
(Mercy Med. Ctr. Proj.) Series C, 2.1%, LOC Bank of America NA, VRDN (c)	35,000	35,000
		94,982
Massachusetts - 1.3%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series LB 08 K15W, 2.13% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	3,700	3,700
Series PT 4318, 2.22% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	16,265	16,265
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig. RAN Series 2007 A, 3.08% 3/21/08 (g)	$ 62,300	$ 62,300
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B, 3.5% tender 3/10/08, CP mode	11,750	11,750
		94,015
Michigan - 3.5%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 2.25%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	9,000	9,000
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) 2.22%, LOC Comerica Bank, Detroit, VRDN (c)	6,600	6,600
Detroit City School District Participating VRDN Series PT 3559, 2.24% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	27,365	27,365
Detroit Swr. Disp. Rev.:
Participating VRDN:
Series EGL 72005001 Class A, 3.79% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(f)	4,000	4,000
Series PT 2595, 3.5% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	5,860	5,860
Series Putters 3756, 2.23% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	6,360	6,360
Series 2001 C1, 2.43% (FSA Insured), VRDN (c)	8,800	8,800
Series B, 2% (FSA Insured), VRDN (c)	6,470	6,470
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series ROC II R 9038, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	17,200	17,200
Series ROC II R 9131, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	20,890	20,890
Kent County Bldg. Auth. Participating VRDN:
Series PT 3242, 2.23% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	10,910	10,910
Series PT 3243, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,860	5,860
Michigan Bldg. Auth. Rev. Participating VRDN:
Series AAB 03 35, 3.1% (Liquidity Facility Bank of America NA) (c)(f)	21,495	21,495
Series MS 907, 2.25% (Liquidity Facility Morgan Stanley) (c)(f)	4,948	4,948
Michigan Gen. Oblig.:
Participating VRDN Series MT 494, 2.23% (Liquidity Facility KBC Bank NV) (c)(f)	3,620	3,620
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Gen. Oblig.: - continued
RAN Series A, 4% 9/30/08, LOC DEPFA BANK PLC	$ 42,500	$ 42,793
Michigan Hosp. Fin. Auth. Rev.:
Participating VRDN Series PT 732, 2.75% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	7,700	7,700
(Health Care Equip. Ln. Prog.) Series B, 2.33%, LOC LaSalle Bank Midwest NA, VRDN (c)	300	300
(Munising Memorial Hosp. Assoc. Proj.) 2.25%, LOC Banco Santander SA, VRDN (c)	6,400	6,400
Michigan Muni. Bond Auth. Rev.:
Participating VRDN Series MT 287, 2.23% (Liquidity Facility DEPFA BANK PLC) (c)(f)	8,990	8,990
RAN Series B-2, 4.5% 8/20/08, LOC Bank of Nova Scotia, New York Agcy.	12,200	12,253
Michigan Strategic Fund Ltd. Oblig. Rev. (Dow Chemical Co. Proj.) 2.8%, VRDN (c)	10,500	10,500
		248,314
Minnesota - 1.0%
Farmington Ind. School District #192 Participating VRDN Series ROC II R 12110, 2.33% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	23,380	23,380
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. Series B-1, 2% (MBIA Insured), VRDN (c)	10,000	10,000
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series DB 520, 2.26% (Liquidity Facility Deutsche Bank AG) (c)(f)	3,000	3,000
Minnesota Participating VRDN Series EC 1060, 2.29% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,645	1,645
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 2.2% (Liquidity Facility Morgan Stanley) (c)(f)	3,100	3,100
Series MS 1461, 2.2% (Liquidity Facility Morgan Stanley) (c)(f)	6,400	6,400
Minnesota Hsg. Fin. Agcy. Bonds (Residential Hsg. Fin. Proj.) Series N, 3.3% 12/18/08	7,200	7,200
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 2.83%, LOC Fannie Mae, VRDN (c)	2,350	2,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Rockford Independent School District #883 Participating VRDN Series ROC II R 30, 2.28% (Liquidity Facility Citibank NA) (c)(f)	$ 5,115	$ 5,115
South Washington County Independent School District #833 Participating VRDN Series ROC II R 34, 3.78% (Liquidity Facility Citibank NA) (c)(f)	7,080	7,080
		69,270
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Participating VRDN Series MS 06 2240, 2.24% (Liquidity Facility Wells Fargo & Co.) (c)(f)	26,680	26,680
Missouri - 0.8%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Participating VRDN Series MS 06 1936, 2.2% (Liquidity Facility Morgan Stanley) (c)(f)	7,985	7,985
Jackson County Spl. Oblig. Participating VRDN Series ROC II R 9013, 2.53% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,625	4,625
Missouri Board of Pub. Buildings Spl. Oblig. Participating VRDN Series Floaters 06 1433, 2.2% (Liquidity Facility Morgan Stanley) (c)(f)	5,292	5,292
Missouri Dev. Fin. Board Cultural Facilities Rev. (Nelson Atkins Museum Proj.) Series 2001 B, 2.05% (MBIA Insured), VRDN (c)	7,550	7,550
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series EGL 07 0001, 2.29% (Liquidity Facility Citibank NA) (c)(f)	6,000	6,000
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN Series MT 496, 2.25% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	11,000	11,000
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev. Participating VRDN Series ROC II R 11265, 3.78% (Liquidity Facility Citibank NA) (c)(f)	9,200	9,200
Saint Louis Arpt. Rev. Participating VRDN Series Floaters 07 004, 2.26% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	4,315	4,315
Springfield Pub. Util. Rev. Participating VRDN Series Putters 1559, 2.9% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5	5
		55,972
Nebraska - 1.4%
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series EGL 07 0009, 3.77% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Omaha Gen. Oblig. Participating VRDN:
Series ROC II R 10085, 2.28% (Liquidity Facility Citibank NA) (c)(f)	$ 9,975	$ 9,975
Series ROC II R 12170, 2.34% (Liquidity Facility Bank of New York, New York) (c)(f)	2,560	2,560
Omaha Pub. Pwr. District Participating VRDN:
Series EGL 06 14 Class A, 3.78% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	22,135	22,135
Series MS 06 1508, 3.92% (Liquidity Facility Morgan Stanley) (c)(f)	4,305	4,305
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series BBT 2060, 2.28% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	23,155	23,155
Series MS 1289, 2.42% (Liquidity Facility Morgan Stanley) (c)(f)	10,180	10,180
Series UBS 07 1019, 4% (Liquidity Facility Bank of New York, New York) (c)(f)	17,535	17,535
		99,845
Nevada - 1.2%
Clark County Fuel Tax Participating VRDN:
Series MS 1282, 2.42% (Liquidity Facility Morgan Stanley) (c)(f)	6,000	6,000
Series Putters 1309, 2.9% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,650	5,650
Series PZ 138, 2.75% (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,360	3,360
Nevada Gen. Oblig. Participating VRDN:
Series PT 3091, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,220	5,220
Series PT 3522, 2.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,885	8,885
Series PT 4221, 2.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,640	9,640
Series PZ 142, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	12,630	12,630
Nevada Sys. of Higher Ed. Univs. Rev. Participating VRDN Series Putters 1134, 2.6% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,240	5,240
Reno Sales Tax Rev. Participating VRDN:
Series GS 06 3G, 2.26% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	5,825	5,825
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Reno Sales Tax Rev. Participating VRDN: - continued
Series GS 06 5GZ, 2.29% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	$ 16,042	$ 16,042
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series Austin 07 120, 2.26% (Liquidity Facility Bank of America NA) (c)(f)	4,020	4,020
		82,512
New Jersey - 1.5%
New Jersey Gen. Oblig. TRAN 4.5% 6/24/08	61,700	61,913
New Jersey Trans. Trust Fund Auth. Participating VRDN Series PT 3495, 2.22% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	43,510	43,510
		105,423
New Mexico - 0.1%
Albuquerque Gen. Oblig. Bonds Series B, 4.5% 7/1/08	4,350	4,364
New Mexico Hosp. Equip. Ln. Council Rev. (Presbyterian Healthcare Proj.) Series B, 2% (FSA Insured), VRDN (c)	3,080	3,080
		7,444
New York - 0.8%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2003 G, 2.03% (FSA Insured), VRDN (c)	2,500	2,500
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 2.15%, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
New York City Gen. Oblig.:
Participating VRDN Series PT 2467, 2.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,275	5,275
Subseries C3, 2.12% (CIFG North America Insured), VRDN (c)	1,150	1,150
Subseries H1, 1.8%, LOC Dexia Cr. Local de France, VRDN (c)	1,500	1,500
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series ROC II R 12085, 2.32% (Liquidity Facility Citigroup, Inc.) (c)(f)	25,175	25,175
Series 2003-7, 3.38% 2/15/08, CP	8,800	8,800
New York Local Govt. Assistance Corp. Series 2003 A6V, 1.9% (FSA Insured), VRDN (c)	2,975	2,975
New York Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004A 3B, 2.25% (CIFG North America Insured), VRDN (c)	5,000	5,000
		53,375
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Non State Specific - 0.1%
Multi-state Participating VRDN Series Putters 1850 F, 2.38% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	$ 10,485	$ 10,485
North Carolina - 1.5%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Participating VRDN Series MS 1272, 2.25% (Liquidity Facility Morgan Stanley) (c)(f)	5,070	5,070
Forsyth County Ctfs. of Prtn. Participating VRDN Series ROC II R 7529, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	10,730	10,730
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 2.15% (Liquidity Facility Bank of America NA), VRDN (c)	3,175	3,175
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series A, 2.28%, LOC Branch Banking & Trust Co., VRDN (c)	7,475	7,475
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev.:
(Campbell Univ. Proj.) 2.28%, LOC Branch Banking & Trust Co., VRDN (c)	5,410	5,410
(High Point Univ. Rev.) 2.28%, LOC Branch Banking & Trust Co., VRDN (c)	9,900	9,900
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 07 0015, 2.27% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	10,890	10,890
Series ROC II R 9048, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,625	4,625
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series MS 955 D, 3.92% (Liquidity Facility Morgan Stanley) (c)(f)	7,015	7,015
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series ROC II R 10313, 2.33% (Liquidity Facility Citigroup, Inc.) (c)(f)	14,600	14,600
North Carolina State Univ. at Raleigh Rev. Series 2003 B, 2.27% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	14,620	14,620
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series ROC II R 645, 2.28% (Liquidity Facility Citibank NA) (c)(f)	6,400	6,400
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 2.29% (Liquidity Facility Citibank NA) (c)(f)	7,700	7,700
		107,610
North Dakota - 0.1%
Grand Forks Health Care Facilities (The United Hosp. Proj.) Series 1996 A, 2.01%, LOC LaSalle Bank NA, VRDN (c)	5,580	5,580
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - 1.6%
American Muni. Pwr. Series 2008 A, 2.15% 3/4/08, LOC JPMorgan Chase Bank, CP	$ 7,200	$ 7,200
Bellefontaine Healthcare Facilities Rev. (High Point Reg'l. Cancer Ctr. Proj.) 2.82%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	3,465	3,465
Columbus Reg'l. Arpt. Auth. Rev. Participating VRDN Series DB 488, 4.21% (Liquidity Facility Deutsche Bank AG) (c)(f)	5,010	5,010
Geauga County Rev. (South Franklin Circle Proj.) Series 2007 A, 2.04%, LOC KeyBank NA, VRDN (c)	11,000	11,000
Montgomery County Hosp. Rev. Bonds Series MT 236, 3.8%, tender 4/3/08 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(g)	51,900	51,900
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 2.4%, VRDN (c)	3,400	3,400
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	12,455	12,455
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series ROC II R 12113, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,000	3,000
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) 3.4% (CIFG North America Insured), VRDN (c)	14,180	14,180
St. Marys City School District BAN 3.625% 6/10/08	2,700	2,707
		114,317
Oklahoma - 0.2%
Oklahoma Capitol Impt. Auth. Facilities Rev. Participating VRDN Series Merlots 07 H4, 2.61% (Liquidity Facility Wachovia Bank NA) (c)(f)	5,060	5,060
Oklahoma Dev. Fin. Auth. Rev. Participating VRDN Series BA 07 1037, 2.26% (Liquidity Facility Bank of America NA) (c)(f)	6,870	6,870
		11,930
Oregon - 0.4%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series PT 1435, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,900	4,900
Oregon Gen. Oblig. TAN Series A, 4.5% 6/30/08	8,300	8,329
Oregon Homeowner Rev. Participating VRDN Series MT 472, 2.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,260	9,260
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 2.25% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	4,300	4,300
		26,789
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 4.3%
Adams County Indl. Dev. Auth. Rev. (Gettysburg Foundation Proj.) Series A, 2.83%, LOC Manufacturers & Traders Trust Co., VRDN (c)	$ 9,700	$ 9,700
Allegheny County Participating VRDN Series Putters 2348, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	12,110	12,110
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. Series 1998, 2.05% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	12,100	12,100
Allegheny County Hosp. Dev. Auth. Rev. Bonds (South Hills Health Sys. Proj.) Series 2000 A, 3.7%, tender 6/1/08, LOC PNC Bank NA, Pittsburgh (c)	2,600	2,600
Delaware County Indl. Dev. Auth. Rev. Participating VRDN Series Merlots 06 F2, 2.24% (Liquidity Facility Bank of New York, New York) (c)(f)	59,300	59,300
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 2.83%, LOC Manufacturers & Traders Trust Co., VRDN (c)	19,615	19,615
Luzerne County Series A, 2.17% (FSA Insured), VRDN (c)	23,200	23,200
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series ROC II R 393, 4.03% (Liquidity Facility Citibank NA) (c)(f)	3,875	3,875
Manheim Central School District 2.23% (FSA Insured), VRDN (c)	1,745	1,745
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 2436, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,000	10,000
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series A, 2.25%, LOC Unicredit SpA, VRDN (c)	4,500	4,500
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 2.5% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	7,000	7,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN Series Putters 1271, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,925	2,925
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN Series MS 06 1552, 2.27% (Liquidity Facility Morgan Stanley) (c)(f)	7,400	7,400
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series MS 06 1479, 2.27% (Liquidity Facility Morgan Stanley) (c)(f)	4,670	4,670
Series MS 958, 2.27% (Liquidity Facility Morgan Stanley) (c)(f)	1,600	1,600
Series Putters 371Z, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,595	6,595
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Tpk. Commission Registration Fee Rev. Series D, 2.2% (FSA Insured), VRDN (c)	$ 1,475	$ 1,475
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series AAB 04-9, 2.55%, tender 2/7/08 (Liquidity Facility Bank of America NA) (c)(f)	4,000	4,000
Series 2001 U, 2.1% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	24,000	24,000
Philadelphia Gas Works Rev. Participating VRDN Series DB 340, 2.24% (Liquidity Facility Deutsche Bank AG) (c)(f)	18,850	18,850
Philadelphia Gen. Oblig.:
Participating VRDN Series MS 01 751, 2.27% (Liquidity Facility Morgan Stanley) (c)(f)	5,330	5,330
Series 2007 B, 2.23% (FSA Insured), VRDN (c)	13,400	13,400
TRAN Series A, 4.5% 6/30/08	7,600	7,625
Philadelphia School District Participating VRDN Series PT 2793, 3% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	6,910	6,910
Sayre Health Care Facilities Auth. Rev. (VHA of Pennsylvania, Inc. Cap. Asset Fing. Prog.) Series 1985 A, 4.5% (AMBAC Insured), VRDN (c)	9,750	9,750
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (WPS Westwood Generation, LLC Proj.) 2.45%, VRDN (c)	18,100	18,100
		298,375
Rhode Island - 0.5%
Foster & Glocester Reg'l. School District BAN 4% 5/15/08	16,000	16,025
Narragansett Bay Cmnty. Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 2.44% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	12,480	12,480
Narragansett Bay Commission Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 780PB, 3.78% (Liquidity Facility Deutsche Postbank AG) (c)(f)	3,785	3,785
Rhode Island Clean Wtr. Protection Fin. Agcy. Wtr. Poll. Cont. Rev. Participating VRDN Series PT 1403, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,105	5,105
		37,395
South Carolina - 1.9%
Berkeley County School District Participating VRDN Series MSCO 01 656, 2.25% (Liquidity Facility Morgan Stanley) (c)(f)	5,500	5,500
Greenville County School District Installment Purp. Rev.:
Bonds Series PT 3393, 3.8%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France) (c)(f)(g)	15,800	15,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Greenville County School District Installment Purp. Rev.: - continued
Participating VRDN Series MS 06 2056, 2.25% (Liquidity Facility Wells Fargo & Co.) (c)(f)	$ 7,440	$ 7,440
Greer Combined Util. Sys. Rev. Participating VRDN Series Merlots 02 A30, 2.61% (Liquidity Facility Bank of New York, New York) (c)(f)	3,745	3,745
Horry County School District Participating VRDN Series PT 2033, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,655	3,655
Med. Univ. Hosp. Auth. Hosp. Facilities Rev. Participating VRDN Series Austin 05 A, 2.55% (Liquidity Facility Bank of America NA) (c)(f)	2,230	2,230
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 1.93%, VRDN (c)	18,700	18,700
Piedmont Muni. Pwr. Agcy. Elec. Rev. Participating VRDN Series MSTC 06 252, 4% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	7,370	7,370
South Carolina Assoc. of Governmental Organizations (SCAGO) TAN 4.25% 4/11/08	20,311	20,333
South Carolina Gen. Oblig. Participating VRDN:
Series ROC 692W, 2.27% (Liquidity Facility Wells Fargo & Co.) (c)(f)	4,090	4,090
Series ROC II R 10190, 2.28% (Liquidity Facility Citibank NA) (c)(f)	9,585	9,585
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 2.2%, LOC Bank of America NA, VRDN (c)	5,900	5,900
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series PT 1877, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,665	3,665
Series PT 3460, 2.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,945	9,945
Series Putters 1094, 2.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,825	2,825
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series MS 06 1460, 3.92% (Liquidity Facility Morgan Stanley) (c)(f)	6,355	6,355
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 3.43% tender 2/1/08, CP mode	7,200	7,200
		134,338
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 0.8%
Chattanooga Health Ed. & Hsg. (McCallie School Proj.) Series 1998, 2.12%, LOC SunTrust Banks, Inc., VRDN (c)	$ 1,995	$ 1,995
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 2.15%, LOC Bank of America NA, VRDN (c)	2,940	2,940
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2004, 1.9%, LOC Bank of America NA, VRDN (c)	8,100	8,100
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2007 A, 2.06%, LOC Regions Bank of Alabama, VRDN (c)	19,400	19,400
Knoxville Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 9010, 2.53% (Liquidity Facility Citigroup, Inc.) (c)(f)	10,985	10,985
Memphis Gen. Oblig. Bonds Series MS 1018, 3.75%, tender 3/6/08 (Liquidity Facility Morgan Stanley) (c)(f)(g)	5,385	5,385
Rutherford County Gen. Oblig. Participating VRDN Series Putters 643, 2.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,980	1,980
Sullivan County Health, Edl. & Hsg. Facilities Wellmont Health Hosp. Rev. Participating VRDN Series LB 06 F6, 2.2% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	5,400	5,400
		56,185
Texas - 18.7%
Aldine Independent School District Participating VRDN Series Putters 827, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,900	2,900
Austin Elec. Util. Sys. Rev. Participating VRDN Series MS 1364, 2.2% (Liquidity Facility Morgan Stanley) (c)(f)	11,685	11,685
Austin Hotel Occupancy Tax Rev. 2.05% (CIFG North America Insured), VRDN (c)	8,800	8,800
Austin Util. Sys. Rev. Participating VRDN Series MSDW 00 498, 2.2% (Liquidity Facility Morgan Stanley) (c)(f)	3,775	3,775
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN:
Series ROC II R 10173, 2.53% (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series ROC II R 6029, 2.53% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,945	4,945
Bastrop Independent School District Participating VRDN Series ROC II R 492, 2.28% (Liquidity Facility Citibank NA) (c)(f)	8,150	8,150
Bell County Health Facilities Dev. Corp. Rev. (Scott & White Memorial Hosp. Proj.) Series 2001 2, 2.05% (MBIA Insured), VRDN (c)	6,140	6,140
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Boerne Independent School District Participating VRDN Series Putters 626, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	$ 3,155	$ 3,155
Brazos River Hbr. Navigation District Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 1.91%, VRDN (c)	2,600	2,600
Brownsville Independent School District Participating VRDN Series Merlots 07 D79, 2.22% (Liquidity Facility Wachovia Bank NA) (c)(f)	3,830	3,830
Brownsville Util. Sys. Rev. Participating VRDN:
Series DB 175, 3.5% (Liquidity Facility Deutsche Bank AG) (c)(f)	10,655	10,655
Series Putters 1132, 3.15% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	11,895	11,895
Caddo Mills Independent School District Participating VRDN Series DB 473, 2.26% (Liquidity Facility Deutsche Bank AG) (c)(f)	5,280	5,280
Comal Independent School District Participating VRDN Series PT 3917, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,360	3,360
Crowley Independent School District Participating VRDN Series PT 3039, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,045	7,045
Dallas Area Rapid Transit Participating VRDN Series BA 07 134, 2.55% (Liquidity Facility Bank of America NA) (c)(f)	12,500	12,500
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN:
Series EGL 07 0020, 2.52% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	19,800	19,800
Series GS 07 10TP, 2.7% (Liquidity Facility DEPFA BANK PLC) (c)(f)	10,550	10,550
Dallas Independent School District Participating VRDN:
Series PT 2210, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,230	7,230
Series ROC II R 6069, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,920	6,920
Denton Independent School District Participating VRDN Series MS 451, 2.25% (Liquidity Facility Morgan Stanley) (c)(f)	4,015	4,015
El Paso Gen. Oblig. Participating VRDN Series EC 1096, 4.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,500	4,500
El Paso Independent School District Participating VRDN Series Putters 1035, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	4,265	4,265
Frenship Independent School District Participating VRDN Series DB 265, 2.24% (Liquidity Facility Deutsche Bank AG) (c)(f)	5,645	5,645
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Frisco Independent School District Participating VRDN Series ROC II R 11213, 2.28% (Liquidity Facility Citibank NA) (c)(f)	$ 7,175	$ 7,175
Galveston County Gen. Oblig. Participating VRDN Series ROC II R 11275, 3.77% (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,300	7,300
Garland Independent School District Participating VRDN Series ROC II R 2213, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,300	5,300
Granbury Independent School District Participating VRDN:
Series PT 3080, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,595	7,595
Series SG 129, 2.23% (Liquidity Facility Societe Generale) (c)(f)	4,815	4,815
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Exxon Asset Fdg. Corp./Baytown Chemical Co. Proj.) Series 1995, 1.89% (Exxon Mobil Corp. Guaranteed), VRDN (c)	1,200	1,200
Harlandale Independent School District Participating VRDN Series Putters 524, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,675	2,675
Harris County Ind. Dev. Corp. 2.18%, LOC Royal Bank of Canada, VRDN (c)	15,400	15,400
Harris County Flood Cont. District Participating VRDN Series ROC II R 12099, 2.32% (Liquidity Facility Citigroup, Inc.) (c)(f)	33,300	33,300
Harris County Gen. Oblig.:
Participating VRDN Series Austin 2013, 2.26% (Liquidity Facility Bank of America NA) (c)(f)	8,890	8,890
Series C:
3.38% 3/7/08, CP	1,600	1,600
3.43% 3/7/08, CP	2,045	2,045
Series D:
3.38% 3/7/08, CP	18,700	18,700
3.5% 3/7/08, CP	1,265	1,265
Harris County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series LB 05 L15, 2.14% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	5,000	5,000
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series B, 1.9% (Liquidity Facility JPMorgan Chase Bank) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	3,250	3,250
Harris County Hosp. District Rev. Participating VRDN Series PT 726, 2.3% (Liquidity Facility BNP Paribas SA) (c)(f)	4,995	4,995
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 3.1% (MBIA Insured), VRDN (c)	3,200	3,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harrison County Health Facilities Dev. Corp. Rev. (Marshall Reg'l. Med. Ctr. Proj.) 2.24%, LOC Regions Bank of Alabama, VRDN (c)	$ 12,115	$ 12,115
Hays Consolidated Independent School District Participating VRDN Series PT 2462, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,500	3,500
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) 2.16%, LOC KBC Bank NV, VRDN (c)	13,000	13,000
Houston Arpt. Sys. Rev. Participating VRDN:
Series ROC II R 12022, 2.34% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	7,730	7,730
2.26% (Liquidity Facility Deutsche Bank AG) (c)(f)	9,455	9,455
Houston Cmnty. College Sys. Rev. Participating VRDN:
Series Putters 380, 2.6% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,435	5,435
Series ROC II R 2084, 2.53% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,185	5,185
Houston Gen. Oblig.:
Participating VRDN:
Series PT 2974, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,000	5,000
Series PT 969, 2.75% (Liquidity Facility DEPFA BANK PLC) (c)(f)	34,740	34,740
Series Putters 1151, 2.6% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	12,525	12,525
Series F, 3.45% 2/27/08 (Liquidity Facility DEPFA BANK PLC), CP	17,300	17,300
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series SG 139, 2.23% (Liquidity Facility Societe Generale) (c)(f)	3,100	3,100
Houston Independent School District Participating VRDN Series Putters 1060, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,310	5,310
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 4% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	9,135	9,135
Houston Util. Sys. Rev.:
Participating VRDN:
Series Austin 07 164, 2.26% (Liquidity Facility Bank of America NA) (c)(f)	10,875	10,875
Series PT 2243, 3.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,045	7,045
Series PT 3229, 3.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,280	5,280
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Participating VRDN:
Series Putters 1076Z, 3.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 4,995	$ 4,995
Series Putters 669, 3.05% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	6,395	6,395
Series 2004 A:
3.1% 2/6/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	8,900	8,900
3.45% 3/13/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	8,000	8,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series Merlots 02 A16, 2.36% (Liquidity Facility Wachovia Bank NA) (c)(f)	2,275	2,275
Hunt Memorial Hosp. District Rev. Series 1998, 2.2% (FSA Insured), VRDN (c)	3,855	3,855
Irving Independent School District Participating VRDN:
Series 2006 274 Class A, 2.3% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	10,105	10,105
Series PT 3954, 2.24% (Liquidity Facility Wells Fargo & Co.) (c)(f)	8,900	8,900
Keller Independent School District Participating VRDN Series ROC II R 7048, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	8,690	8,690
Klein Independent School District Participating VRDN Series PZ 180, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,735	2,735
Lamar Consolidated Independent School District Participating VRDN Series ROCS II R 10276, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,125	5,125
Lewisville Independent School District Participating VRDN Series SGA 134, 2.15% (Liquidity Facility Societe Generale) (c)(f)	1,290	1,290
Lower Colorado River Auth. Rev. Series A, 2.95% 3/7/08 (Liquidity Facility JPMorgan Chase Bank), CP	2,000	2,000
Mansfield Independent School District Participating VRDN Series Putters 704, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	1,980	1,980
McAllen Independent School District Participating VRDN Series PT 3082, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	11,725	11,725
Mesquite Independent School District Participating VRDN Series Putters 1032, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,290	5,290
Midlothian Independent School District Participating VRDN Series PT 3081, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,690	5,690
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Montgomery County Gen. Oblig. Participating VRDN Series ROC II R 7037, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	$ 3,875	$ 3,875
New Caney Independent School District Participating VRDN Series MS 1286, 2.25% (Liquidity Facility Morgan Stanley) (c)(f)	9,495	9,495
North Central Texas Health Facilities Dev. Corp. (Baylor Health Care Sys. Proj.) Series 2006 C, 2.01% (FSA Insured), VRDN (c)	3,390	3,390
North East Texas Independent School District Participating VRDN:
Series MS 06 1333, 2.27% (Liquidity Facility Morgan Stanley) (c)(f)	2,345	2,345
Series PT 3957, 3.8% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(g)	5,100	5,100
Series Putters 393, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,890	3,890
Series ROC II R 10193, 2.28% (Liquidity Facility Citibank NA) (c)(f)	16,330	16,330
Northside Independent School District Participating VRDN Series PT 2329, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,600	4,600
Nueces River Auth. Wtr. Supply Rev. Participating VRDN:
Series PT 3190, 2.3% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,660	5,660
Series Putters 1412, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,935	2,935
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 2.55% tender 2/27/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	8,500	8,500
Pearland Independent School District Participating VRDN:
Series PA 1449, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,665	6,665
Series SG 106, 2.3% (Liquidity Facility Societe Generale) (c)(f)	1,100	1,100
Plano Independent School District Participating VRDN Series SGA 128, 2.15% (Liquidity Facility Societe Generale) (c)(f)	21,380	21,380
Polly Ryon Hosp. Auth. Texas Rev. (Polly Ryon Memorial Hosp. Proj.) 2.23%, LOC JPMorgan Chase Bank, VRDN (c)	5,800	5,800
Port Houston Auth. Harris County Participating VRDN Series PT 3531, 2.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	11,285	11,285
Princeton Independent School District Participating VRDN Series SGB 02 41A, 2.27% (Liquidity Facility Societe Generale) (c)(f)	1,250	1,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 2.15% (Liquidity Facility Societe Generale) (c)(f)	$ 7,070	$ 7,070
Round Rock Gen. Oblig. Participating VRDN Series ROC II R 2135, 2.53% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,540	6,540
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series PT 3921, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	12,000	12,000
Series SG 104, 2.23% (Liquidity Facility Societe Generale) (c)(f)	5,490	5,490
Series SG 105, 2.23% (Liquidity Facility Societe Generale) (c)(f)	29,400	29,400
Series A, 3.52% 3/13/08, CP	26,000	26,000
San Antonio Muni. Drainage Util. Sys. Rev. Participating VRDN Series ROC II R 553, 3.78% (Liquidity Facility Citibank NA) (c)(f)	5,160	5,160
San Antonio Wtr. Sys. Rev.:
Participating VRDN:
Series Merlots 00 VV, 2.22% (Liquidity Facility Wachovia Bank NA) (c)(f)	1,000	1,000
Series Putters 1698, 2.9% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,200	6,200
Series 2001 A, 3.44% 3/11/08 (Liquidity Facility Bank of America NA), CP	5,000	5,000
Socorro Independent School District Participating VRDN Series ROC II R 2222, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,115	4,115
Spring Independent School District Participating VRDN:
Series DB 274, 2.24% (Liquidity Facility Deutsche Bank AG) (c)(f)	10,185	10,185
Series PT 4235, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	14,100	14,100
Sunnyvale School District Participating VRDN Series Putters 619, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,525	5,525
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2007 A, 2.75% (MBIA Insured), VRDN (c)	20,000	20,000
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series PT 976, 2.42% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	7,995	7,995
Texas A&M Univ. Rev. Participating VRDN Series Putters 945, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,430	1,430
Texas Dept. of Trans. Ctfs. of Prtn. Series 2005 A, 2.9% 4/4/08, LOC Bank of America NA, LOC State Street Bank & Trust Co., Boston, CP	11,000	11,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 03 26 Class A, 2.29% (Liquidity Facility Citibank NA) (c)(f)	$ 4,800	$ 4,800
Series EGL 06 0125, 2.29% (Liquidity Facility Citibank NA) (c)(f)	18,900	18,900
Series LB 05 K15, 2.16% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	8,000	8,000
Series Putters 1024, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,890	8,890
Series ROC II R 9090, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,285	4,285
TRAN 4.5% 8/28/08	213,300	214,254
Texas Pub. Fin. Auth. Rev. Series 2003, 3.43% 3/7/08, CP	5,000	5,000
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
Bonds 5% 6/1/08	5,000	5,021
Participating VRDN:
Series MSTC 256, 4% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	11,805	11,805
Series ROC II R 12057, 3.33% (Liquidity Facility Citigroup, Inc.) (c)(f)	24,750	24,750
Texas Trans. Commission State Hwy. Fund Rev.:
Bonds:
Series Putters 1330, 3.53%, tender 2/15/08 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,415	2,415
Series Putters 1331, 3.53%, tender 2/15/08 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,990	2,990
Participating VRDN:
Series MS 06 2033, 2.25% (Liquidity Facility Morgan Stanley) (c)(f)	17,661	17,661
Series PT 4449, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	18,985	18,985
Series Putters 2393, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,400	4,400
Series ROC II R 11273, 2.28% (Liquidity Facility Citibank NA) (c)(f)	19,000	19,000
Texas Trans. Mobility Fund Participating VRDN Series ROC 4083, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,495	6,495
Texas Wtr. Dev. Board Rev. Participating VRDN Series Floaters 2300, 2.2% (Liquidity Facility Morgan Stanley) (c)(f)	3,000	3,000
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN:
Series LB 07 K60W, 2.14% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	12,000	12,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN: - continued
Series Putters 1668, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 12,295	$ 12,295
Series Putters 411, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,345	5,345
Univ. of Texas Univ. Revs.:
Participating VRDN Series Putters 1646, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,100	6,100
Series 2002 A, 3.38% 4/15/08 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,000	6,000
Ysleta Independent School District Participating VRDN:
Series Putters 1039, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,970	5,970
Series ROC II R 7041, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	12,720	12,720
		1,310,916
Utah - 0.6%
Central Utah Wtr. Conservancy District Wtr. Conservancy Rev. Participating VRDN Series ROC II R 2202, 2.53% (Liquidity Facility Citigroup, Inc.) (c)(f)	8,460	8,460
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Participating VRDN Series EGL 96 C4402 Class A, 2.29% (Liquidity Facility Citibank NA) (c)(f)	5,550	5,550
Series 1998 B4, 2.95% 3/6/08 (Liquidity Facility Bank of Nova Scotia), CP	3,000	3,000
Saint George Elec. Rev. Participating VRDN Series Putters 917, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,560	5,560
Salt Lake County Hosp. Rev. Participating VRDN Series PT 1467, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,215	6,215
Salt Lake County Poll. Cont. Rev. (Svc. Station Hldgs., Inc. Proj.) Series 1994, 1.8%, VRDN (c)	5,500	5,500
Utah Wtr. Fin. Agcy. Rev. Participating VRDN Series PT 1976, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,110	5,110
		39,395
Virginia - 1.2%
Fairfax County Redev. & Hsg. Auth. Rev. BAN 4% 2/12/08	3,150	3,150
Fairfax County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series EGL 06 91 Class A, 2.29% (Liquidity Facility Citibank NA) (c)(f)	5,220	5,220
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Fairfax County Wtr. Auth. Wtr. Rev. Participating VRDN: - continued
Series ROC II R 10115, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	$ 10,615	$ 10,615
Harrisonburg Indl. Dev. Auth. Rev. (Rockingham Memorial Hosp. Proj.) Series 2005, 2.1%, LOC SunTrust Banks, Inc., VRDN (c)	2,220	2,220
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys., Inc. Proj.) Series 2008 B2, 2.13%, VRDN (c)	8,800	8,800
Norfolk Redev. & Hsg. Auth. Rev. (Old Dominion Univ. Real Estate Foundation Univ. Village Student Hsg. Proj.) 3.45% (CIFG North America Insured), VRDN (c)	8,325	8,325
Upper Occoquan Swr. Auth. Rev. Participating VRDN Series A, 2.26% (Liquidity Facility Bank of America NA) (c)(f)	13,000	13,000
Virginia College Bldg. Auth. Edl. Facilities Rev.:
Bonds (21st Century College and Equip. Prog.) Series 2006 A, 5% 2/1/09	10,635	10,955
Participating VRDN Series MS 01 721, 2.27% (Liquidity Facility Morgan Stanley) (c)(f)	2,300	2,300
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series LB 08 K13W, 1.96% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	4,500	4,500
Series ROC II R 11010, 2.28% (Liquidity Facility Citibank NA) (c)(f)	13,060	13,060
		82,145
Washington - 3.3%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Merlots 07 D76, 2.22% (Liquidity Facility Wachovia Bank NA) (c)(f)	5,000	5,000
Clover Park School District #400, Pierce County Gen. Oblig. Participating VRDN Series Tops 06 35, 2.27% (Liquidity Facility Bank of America NA) (c)(f)	10,815	10,815
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 734, 2.75% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	7,000	7,000
Series ROC II R 152, 2.53% (Liquidity Facility Citibank NA) (c)(f)	6,695	6,695
Series ROC II R 3012, 2.53% (Liquidity Facility Citigroup, Inc.) (c)(f)	9,550	9,550
King County Gen. Oblig. Participating VRDN Series ROC II R 1028, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,250	5,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Rural Library District Participating VRDN Series PT 3053, 2.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 3,920	$ 3,920
King County School District #401 Highline Pub. Schools Participating VRDN Series Putters 526, 2.9% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,925	3,925
King County Swr. Rev. Participating VRDN Series PT 3466, 2.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,040	3,040
Lewis County Pub. Util. District #1 Participating VRDN Series ROC II R 4026, 2.53% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,290	6,290
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 2.2%, LOC Bank of America NA, VRDN (c)	8,655	8,655
Pierce County School District #3 Puyallup Participating VRDN Series Putters 415, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,205	4,205
Port of Seattle Rev. Participating VRDN:
Series DB 168, 3.5% (Liquidity Facility Deutsche Bank AG) (c)(f)	10,285	10,285
Series MS 1028, 2.27% (Liquidity Facility Morgan Stanley) (c)(f)	4,345	4,345
Port of Tacoma Gen. Oblig. Participating VRDN Series Floaters 2324, 2.2% (Liquidity Facility Morgan Stanley) (c)(f)	8,830	8,830
Redmond Cmnty. Properties Lease Participating VRDN Series MT 269, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,445	3,445
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R 4006, 2.53% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,920	4,920
Snohomish County Pub. Util. District #1 Elec. Rev. Participating VRDN Series ROC II R 6055, 2.28% (Liquidity Facility Citigroup, Inc.) (c)(f)	17,720	17,720
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Participating VRDN Series ROC II R 2041, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,905	3,905
Univ. Place School District #83 Participating VRDN Series MS 08 2329, 2.2% (Liquidity Facility Morgan Stanley) (c)(f)	4,050	4,050
Washington Gen. Oblig.:
Participating VRDN:
Series LB 08 K6W, 2.16% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	9,700	9,700
Series PT 2095, 2.75% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,980	1,980
Series PT 3293, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,330	5,330
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig.: - continued
Participating VRDN:
Series Putters 1199, 2.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 3,605	$ 3,605
Series Putters 1296, 2.6% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,885	4,885
Series Putters 2192, 2.6% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	21,655	21,655
Series Putters 509, 2.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,470	5,470
Series ROC II R 759 PB, 2.28% (Liquidity Facility Deutsche Postbank AG) (c)(f)	8,015	8,015
Series 1996 A, 2.06% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	1,800	1,800
Washington Health Care Facilities Auth. Rev. Participating VRDN Series LB 05 L1, 3.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	20,140	20,140
Washington Hsg. Fin. Commission Nonprofit Rev.:
(Eastside Catholic School Proj.) Series A, 2.24%, LOC KeyBank NA, VRDN (c)	5,000	5,000
(United Way King County Proj.) 2.2%, LOC Bank of America NA, VRDN (c)	2,100	2,100
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Bonds Series A, 6% 7/1/08 (AMBAC Insured)	7,000	7,074
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Bonds Series A, 5.75% 7/1/08 (Bonneville Pwr. Administration Guaranteed)	3,000	3,029
		231,628
West Virginia - 0.1%
Cabell County Life Care Facilities Rev. (Foster Foundation Prog.) Series 1998 A, 2.45%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)	3,870	3,870
Wisconsin - 3.4%
Central Brown County Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series PT 3071, 3.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,680	6,680
Milwaukee Gen. Oblig. RAN:
4.25% 3/27/08	7,800	7,808
4.5% 9/4/08	26,200	26,328
Wisconsin Gen. Oblig.:
Participating VRDN:
Series PT 967, 2.75% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	8,925	8,925
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.: - continued
Participating VRDN:
Series Putters 531, 2.9% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 8,915	$ 8,915
TRAN 4.5% 6/16/08	24,800	24,868
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MT 318, 2.24% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	32,285	32,285
Series MT 389, 3.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	31,000	31,000
Series PT 544, 3.5% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	12,500	12,500
Series PT 761, 3.5% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	18,550	18,550
Series PT 873, 3.5% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	10,765	10,765
Series PT 917, 4.2% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	12,530	12,530
Series Putters 399, 2.5% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,795	5,795
(Attic Angel Obligated Group Proj.) 2.16%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	11,300	11,300
(Aurora Health Care, Inc. Sys. Proj.) Series 2006 A, 2.01%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	4,210	4,210
(Marshfield Clinic Proj.) Series B, 2.16%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	8,000	8,000
(Nat'l. Regency of New Berlin, Inc. Proj.) 2.05%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	5,700	5,700
Wisconsin Trans. Rev. Participating VRDN Series Putters 299, 2.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	895	895
		237,054
Wyoming - 0.0%
Lincoln County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1984 D, 1.89%, VRDN (c)	1,200	1,200
Municipal Securities - continued
	Shares	Value (000s)
Other - 2.1%
Fidelity Tax-Free Cash Central Fund, 2.93% (a)(d)	149,583,083	$ 149,583
TOTAL INVESTMENT PORTFOLIO - 88.9% (Cost $6,237,294)		6,237,294
NET OTHER ASSETS - 11.1%		779,232
NET ASSETS - 100%		$ 7,016,526
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $152,950,000 or 2.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Greenville County School District Installment Purp. Rev. Bonds Series PT 3393, 3.8%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France)	4/6/06	$ 15,800
Indianapolis Bond Bank Wtrwks. Rev. Participating VRDN Series PT 3961, 3.8% (Liquidity Facility Dexia Cr. Local de France)	3/22/07	$ 7,060
Massachusetts Gen. Oblig. RAN Series 2007 A, 3.08% 3/21/08	12/19/07	$ 62,300
Memphis Gen. Oblig. Bonds Series MS 1018, 3.75%, tender 3/6/08 (Liquidity Facility Morgan Stanley)	9/19/07	$ 5,385
Security	Acquisition Date	Cost (000s)
Montgomery County Hosp. Rev. Bonds Series MT 236, 3.8%, tender 4/3/08 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG)	5/24/07 - 6/26/07	$ 51,900
North East Texas Independent School District Participating VRDN Series PT 3957, 3.8% (Liquidity Facility Dexia Cr. Local de France)	3/22/07	$ 5,100
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series Putters 1330, 3.53%, tender 2/15/08 (Liquidity Facility JPMorgan Chase Bank)	11/15/07	$ 2,415
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series Putters 1331, 3.53%, tender 2/15/08 (Liquidity Facility JPMorgan Chase Bank)	6/2/06 - 7/27/06	$ 2,990
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 1,203
Income Tax Information
At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $6,237,294,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Cash Management Funds:
Treasury Fund

January 31, 2008

1.813078.103

UST-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 6.4%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 6.4%
5/22/08 to 7/31/08	2.34 to 3.55%	$ 278,625	$ 275,196
Repurchase Agreements - 93.6%
	Maturity Amount (000s)
In a joint trading account at:
1.69% dated 1/31/08 due 2/1/08 (Collateralized by U.S. Government Obligations) #	$ 50,213	50,211
1.76% dated 1/31/08 due 2/1/08 (Collateralized by U.S. Government Obligations) #	3,832,727	3,832,539
With UBS Warburg LLC At:
4.4%, dated 10/4/07 due 6/30/08 (Collateralized by U.S. Treasury Obligations valued at $45,534,552, 9.88%, 11/15/15)	45,452	44,000
5.21%, dated 5/24/07 due 5/22/08 (Collateralized by U.S. Treasury Obligations valued at $31,721,668, 9.25%, 2/15/16)	31,585	30,000
5.25%, dated 6/1/07 due 5/30/08 (Collateralized by U.S. Treasury Obligations valued at $31,693,207, 9.88%, 11/15/15)	31,593	30,000
5.3%, dated 6/8/07 due 6/6/08 (Collateralized by U.S. Treasury Obligations valued at $31,673,533, 9.25% - 9.88%, 11/15/15 - 2/15/16)	31,608	30,000
TOTAL REPURCHASE AGREEMENTS		4,016,750
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,291,946)		4,291,946
NET OTHER ASSETS - 0.0%		(306)
NET ASSETS - 100%		$ 4,291,640
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$50,211,000 due 2/01/08 at 1.69%
Banc of America Securities LLC	$ 10,962
Barclays Capital, Inc.	15,809
ING Financial Markets LLC	23,440
$ 50,211
$3,832,539,000 due 2/01/08 at 1.76%
ABN AMRO Bank N.V., New York Branch	$ 203,776
BNP Paribas Securities Corp.	543,402
Bear Stearns & Co., Inc.	475,477
Credit Suisse Securities (USA) LLC	271,701
Deutsche Bank Securities, Inc.	169,813
Dresdner Kleinwort Securities LLC	339,626
Fortis Securities LLC	271,701
HSBC Securities (USA), Inc.	67,851
ING Financial Markets LLC	130,688
Lehman Brothers, Inc.	883,028
Merrill Lynch Government Securities, Inc.	407,551
Societe Generale, New York Branch	67,925
$ 3,832,539
Income Tax Information
At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $4,291,946,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 20, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 20, 2008